UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

VIP Growth & Income Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
Exxon Mobil Corp.	7.2
Wells Fargo & Co.	5.5
General Electric Co.	4.5
Apple, Inc.*	3.6
Bank of America Corp.	2.4
Comcast Corp. Class A	2.0
Visa, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.9
Hess Corp.	1.6
38.6

* Security or a portion of the security is pledged as collateral for options written.
Market Sectors (% of Fund's net assets)

Information Technology	18.6
Financials	17.8
Industrials	17.4
Health Care	13.3
Energy	10.7
Consumer Staples	5.8
Communication Services	4.8
Consumer Discretionary	3.4
Materials	3.1
Utilities	1.6
Real Estate	1.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	177,600	7,168,555
Elisa Corp. (A Shares)	29,400	1,570,058
Verizon Communications, Inc.	185,480	6,898,001
		15,636,614
Entertainment - 1.3%
Activision Blizzard, Inc.	33,600	2,832,480
The Walt Disney Co. (b)	114,700	10,240,416
Universal Music Group NV	470,500	10,447,885
Warner Music Group Corp. Class A	110,400	2,880,336
		26,401,117
Media - 2.7%
Comcast Corp. Class A	997,062	41,427,926
Interpublic Group of Companies, Inc. (c)	383,500	14,795,430
		56,223,356
TOTAL COMMUNICATION SERVICES		98,261,087
CONSUMER DISCRETIONARY - 3.4%
Automobile Components - 0.4%
BorgWarner, Inc.	153,180	7,492,034
Hotels, Restaurants & Leisure - 1.6%
Amadeus IT Holding SA Class A	145,700	11,081,452
Churchill Downs, Inc.	55,600	7,737,852
Domino's Pizza, Inc.	13,100	4,414,569
Marriott International, Inc. Class A	28,800	5,290,272
Starbucks Corp.	43,500	4,309,110
		32,833,255
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	31,400	2,827,256
Whirlpool Corp.	8,100	1,205,199
		4,032,455
Specialty Retail - 0.9%
Lowe's Companies, Inc.	83,517	18,849,787
TJX Companies, Inc.	6,200	525,698
Williams-Sonoma, Inc.	2,900	362,906
		19,738,391
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	24,900	2,748,213
Puma AG	39,602	2,386,423
Tapestry, Inc.	900	38,520
Wolverine World Wide, Inc.	47,700	700,713
		5,873,869
TOTAL CONSUMER DISCRETIONARY		69,970,004
CONSUMER STAPLES - 5.8%
Beverages - 2.4%
Diageo PLC sponsored ADR (d)	55,600	9,645,488
Keurig Dr. Pepper, Inc.	417,100	13,042,717
Pernod Ricard SA	16,000	3,533,742
Remy Cointreau SA	9,428	1,511,797
The Coca-Cola Co.	351,053	21,140,412
		48,874,156
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	589,692
Sysco Corp.	180,200	13,370,840
Target Corp.	41,900	5,526,610
Walmart, Inc.	66,700	10,483,906
		29,971,048
Household Products - 0.2%
Colgate-Palmolive Co.	16,100	1,240,344
Kimberly-Clark Corp.	3,200	441,792
Procter & Gamble Co.	20,200	3,065,148
		4,747,284
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	19,400	3,809,772
Haleon PLC ADR	945,794	7,925,754
Kenvue, Inc.	195,500	5,165,110
		16,900,636
Tobacco - 1.0%
Altria Group, Inc.	401,785	18,200,861
Philip Morris International, Inc.	28,500	2,782,170
		20,983,031
TOTAL CONSUMER STAPLES		121,476,155
ENERGY - 10.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	15,100	477,311
Oil, Gas & Consumable Fuels - 10.7%
Canadian Natural Resources Ltd.	48,200	2,709,897
Cenovus Energy, Inc. (Canada)	820,404	13,934,018
Energy Transfer LP	97,600	1,239,520
Enterprise Products Partners LP	48,600	1,280,610
Exxon Mobil Corp.	1,395,600	149,678,100
Hess Corp.	249,500	33,919,525
Imperial Oil Ltd.	278,400	14,244,161
Kosmos Energy Ltd. (b)	838,630	5,023,394
		222,029,225
TOTAL ENERGY		222,506,536
FINANCIALS - 17.8%
Banks - 11.2%
Bank of America Corp.	1,711,712	49,109,017
JPMorgan Chase & Co.	143,532	20,875,294
M&T Bank Corp.	45,500	5,631,080
PNC Financial Services Group, Inc.	146,472	18,448,148
Truist Financial Corp.	395,304	11,997,476
U.S. Bancorp	325,998	10,770,974
Wells Fargo & Co.	2,694,379	114,996,096
		231,828,085
Capital Markets - 2.3%
Brookfield Asset Management Ltd. Class A	18,973	619,089
Brookfield Corp. Class A	81,145	2,730,529
Charles Schwab Corp.	7,000	396,760
CME Group, Inc.	1,100	203,819
Intercontinental Exchange, Inc.	3,200	361,856
KKR & Co. LP	138,493	7,755,608
Morgan Stanley	82,283	7,026,968
Northern Trust Corp.	217,845	16,151,028
Raymond James Financial, Inc.	96,550	10,018,994
S&P Global, Inc.	300	120,267
State Street Corp.	22,279	1,630,377
		47,015,295
Financial Services - 3.3%
Edenred SA	156,600	10,481,897
Essent Group Ltd.	52,100	2,438,280
Fidelity National Information Services, Inc.	120,000	6,564,000
Global Payments, Inc.	31,100	3,063,972
MasterCard, Inc. Class A	15,200	5,978,160
Visa, Inc. Class A	172,276	40,912,104
		69,438,413
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,246,875
Arthur J. Gallagher & Co.	7,700	1,690,689
Brookfield Asset Management Reinsurance Partners Ltd.	548	18,555
Chubb Ltd.	28,400	5,468,704
Marsh & McLennan Companies, Inc.	40,542	7,625,139
Old Republic International Corp.	55,000	1,384,350
The Travelers Companies, Inc.	18,600	3,230,076
		20,664,388
TOTAL FINANCIALS		368,946,181
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	19,300	2,104,086
Becton, Dickinson & Co.	33,515	8,848,295
Boston Scientific Corp. (b)	372,463	20,146,524
GE Healthcare Holding LLC	137,277	11,152,383
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	245,419	5,323,138
Sonova Holding AG	6,040	1,607,428
		49,181,854
Health Care Providers & Services - 5.8%
Cardinal Health, Inc. (c)	141,900	13,419,483
Cigna Group	91,190	25,587,914
CVS Health Corp.	186,264	12,876,430
Humana, Inc.	9,300	4,158,309
McKesson Corp. (c)	58,388	24,949,776
UnitedHealth Group, Inc.	79,700	38,307,008
		119,298,920
Life Sciences Tools & Services - 0.5%
Danaher Corp.	46,700	11,208,000
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	499,100	31,917,445
Eli Lilly & Co.	32,800	15,382,544
GSK PLC sponsored ADR	404,235	14,406,935
Johnson & Johnson	154,459	25,566,054
Sanofi SA sponsored ADR	51,200	2,759,680
UCB SA	62,300	5,520,119
Viatris, Inc.	22,500	224,550
Zoetis, Inc. Class A	3,500	602,735
		96,380,062
TOTAL HEALTH CARE		276,068,836
INDUSTRIALS - 17.4%
Aerospace & Defense - 3.6%
Airbus Group NV	91,000	13,156,939
General Dynamics Corp.	34,700	7,465,705
Huntington Ingalls Industries, Inc.	26,800	6,099,680
MTU Aero Engines AG	13,000	3,367,661
Raytheon Technologies Corp.	46,587	4,563,663
Safran SA	33,100	5,187,092
Textron, Inc.	30,400	2,055,952
The Boeing Co. (b)	159,310	33,639,900
		75,536,592
Air Freight & Logistics - 1.8%
DSV A/S	12,300	2,583,117
Expeditors International of Washington, Inc.	2,095	253,767
FedEx Corp.	28,000	6,941,200
United Parcel Service, Inc. Class B	157,172	28,173,081
		37,951,165
Building Products - 0.5%
A.O. Smith Corp.	43,600	3,173,208
Johnson Controls International PLC	99,000	6,745,860
		9,919,068
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	352,900	13,703,096
RB Global, Inc.	4,000	240,045
		13,943,141
Electrical Equipment - 1.2%
Acuity Brands, Inc.	35,500	5,789,340
AMETEK, Inc.	7,300	1,181,724
Hubbell, Inc. Class B	31,079	10,304,553
Regal Rexnord Corp.	35,200	5,417,280
Rockwell Automation, Inc.	5,100	1,680,195
		24,373,092
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	181,738	10,097,363
Industrial Conglomerates - 4.6%
3M Co.	23,700	2,372,133
General Electric Co. (c)	846,031	92,936,505
		95,308,638
Machinery - 2.2%
Allison Transmission Holdings, Inc.	91,300	5,154,798
Caterpillar, Inc.	9,800	2,411,290
Cummins, Inc.	14,000	3,432,240
Donaldson Co., Inc.	155,200	9,701,552
Epiroc AB (A Shares)	8,400	159,112
Flowserve Corp.	85,300	3,168,895
Fortive Corp.	70,400	5,263,808
Kardex AG	1,700	380,817
Nordson Corp.	34,600	8,587,028
Otis Worldwide Corp.	22,643	2,015,453
Stanley Black & Decker, Inc. (d)	24,700	2,314,637
Westinghouse Air Brake Tech Co.	30,221	3,314,337
		45,903,967
Passenger Airlines - 0.0%
Copa Holdings SA Class A	7,200	796,176
Professional Services - 0.9%
Equifax, Inc.	21,300	5,011,890
Genpact Ltd.	147,700	5,549,089
Paycom Software, Inc.	3,500	1,124,340
RELX PLC (London Stock Exchange)	220,320	7,350,035
Robert Half International, Inc.	2,600	195,572
TransUnion Holding Co., Inc.	5,500	430,815
		19,661,741
Trading Companies & Distributors - 1.2%
Brenntag SE	19,000	1,480,322
Fastenal Co.	32,300	1,905,377
MSC Industrial Direct Co., Inc. Class A	4,400	419,232
Watsco, Inc. (d)	49,092	18,727,125
WESCO International, Inc.	11,600	2,077,096
		24,609,152
Transportation Infrastructure - 0.2%
Aena SME SA (a)	19,700	3,181,503
TOTAL INDUSTRIALS		361,281,598
INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	27,700	5,082,950
IT Services - 0.5%
Amdocs Ltd.	33,200	3,281,820
IBM Corp.	45,100	6,034,831
Unisys Corp. (b)	12,538	49,901
		9,366,552
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	40,900	7,967,729
Applied Materials, Inc.	45,000	6,504,300
BE Semiconductor Industries NV	16,700	1,809,548
Broadcom, Inc.	1,600	1,387,888
Lam Research Corp.	10,000	6,428,600
Marvell Technology, Inc.	289,400	17,300,332
Microchip Technology, Inc.	5,900	528,581
NVIDIA Corp.	29,500	12,479,090
NXP Semiconductors NV	52,000	10,643,360
Qualcomm, Inc. (c)	136,461	16,244,317
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	61,300	6,186,396
Teradyne, Inc.	19,800	2,204,334
		89,684,475
Software - 9.8%
Intuit, Inc.	33,100	15,166,089
Microsoft Corp.	484,918	165,133,979
Open Text Corp.	42,600	1,771,851
Sage Group PLC	91,600	1,075,838
SAP SE sponsored ADR (d)	144,800	19,810,088
		202,957,845
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc. (c)	387,112	75,088,115
FUJIFILM Holdings Corp.	16,300	971,206
Samsung Electronics Co. Ltd.	41,980	2,311,697
		78,371,018
TOTAL INFORMATION TECHNOLOGY		385,462,840
MATERIALS - 3.1%
Chemicals - 0.9%
DuPont de Nemours, Inc.	151,000	10,787,440
International Flavors & Fragrances, Inc.	8,900	708,351
LyondellBasell Industries NV Class A	41,500	3,810,945
PPG Industries, Inc.	14,400	2,135,520
Sherwin-Williams Co.	3,600	955,872
		18,398,128
Metals & Mining - 2.2%
First Quantum Minerals Ltd.	695,700	16,458,379
Freeport-McMoRan, Inc.	492,300	19,692,000
Glencore PLC	1,619,900	9,184,648
		45,335,027
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	7,100	532,358
TOTAL MATERIALS		64,265,513
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	53,100	10,298,214
Crown Castle International Corp.	44,300	5,047,542
Equinix, Inc.	200	156,788
Public Storage	700	204,316
Simon Property Group, Inc.	101,800	11,755,864
		27,462,724
UTILITIES - 1.6%
Electric Utilities - 1.5%
Constellation Energy Corp.	12,333	1,129,086
Duke Energy Corp.	30,000	2,692,200
Entergy Corp.	32,900	3,203,473
Exelon Corp.	37,000	1,507,380
PG&E Corp. (b)	226,200	3,908,736
Southern Co.	267,400	18,784,850
		31,225,725
Multi-Utilities - 0.1%
Sempra Energy	17,900	2,606,061
TOTAL UTILITIES		33,831,786
TOTAL COMMON STOCKS (Cost $1,257,330,007)		2,029,533,260

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,629,216)	2,241,000	1,587,749

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	49,404,941	49,414,822
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	49,659,427	49,664,393
TOTAL MONEY MARKET FUNDS (Cost $99,079,215)		99,079,215

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,358,038,438)	2,130,200,224
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(52,666,242)
NET ASSETS - 100.0%	2,077,533,982

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple, Inc.	Chicago Board Options Exchange	389	7,545,433	195.00	08/18/23	(214,923)
Cardinal Health, Inc.	Chicago Board Options Exchange	207	1,957,599	90.00	07/21/23	(104,535)
Cardinal Health, Inc.	Chicago Board Options Exchange	140	1,323,980	100.00	09/15/23	(23,450)
General Electric Co.	Chicago Board Options Exchange	422	4,635,670	115.00	07/21/23	(24,054)
General Electric Co.	Chicago Board Options Exchange	422	4,635,670	110.00	07/21/23	(94,528)
Interpublic Group of Companies, Inc.	Chicago Board Options Exchange	781	3,013,098	42.00	07/21/23	(5,858)
McKesson Corp.	Chicago Board Options Exchange	123	5,255,913	430.00	08/18/23	(159,285)
Qualcomm, Inc.	Chicago Board Options Exchange	281	3,345,024	125.00	08/18/23	(95,540)

TOTAL WRITTEN OPTIONS						(722,173)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,350,058 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $31,712,387.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	88,164,599	91,488,725	130,238,502	1,676,720	-	-	49,414,822	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	29,338,136	169,746,500	149,420,243	64,236	-	-	49,664,393	0.2%
Total	117,502,735	261,235,225	279,658,745	1,740,956	-	-	99,079,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	98,261,087	98,261,087	-	-
Consumer Discretionary	69,970,004	67,583,581	2,386,423	-
Consumer Staples	121,476,155	121,476,155	-	-
Energy	222,506,536	222,506,536	-	-
Financials	368,946,181	368,946,181	-	-
Health Care	276,068,836	276,068,836	-	-
Industrials	361,281,598	335,428,420	25,853,178	-
Information Technology	385,462,840	382,179,937	3,282,903	-
Materials	64,265,513	55,080,865	9,184,648	-
Real Estate	27,462,724	27,462,724	-	-
Utilities	33,831,786	33,831,786	-	-

Corporate Bonds	1,587,749	-	1,587,749	-

Money Market Funds	99,079,215	99,079,215	-	-
Total Investments in Securities:	2,130,200,224	2,087,905,323	42,294,901	-
Derivative Instruments:

Liabilities
Written Options	(722,173)	(722,173)	-	-
Total Liabilities	(722,173)	(722,173)	-	-
Total Derivative Instruments:	(722,173)	(722,173)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(722,173)
Total Equity Risk	0	(722,173)
Total Value of Derivatives	0	(722,173)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,420,165) - See accompanying schedule:
Unaffiliated issuers (cost $1,258,959,223)	$2,031,121,009
Fidelity Central Funds (cost $99,079,215)	99,079,215

Total Investment in Securities (cost $1,358,038,438)		$2,130,200,224
Cash		12,041
Foreign currency held at value (cost $99,504)		99,504
Receivable for investments sold		3,814,774
Receivable for fund shares sold		352,619
Dividends receivable		2,202,608
Interest receivable		934
Distributions receivable from Fidelity Central Funds		242,980
Other receivables		124
Total assets		2,136,925,808
Liabilities
Payable for investments purchased	$5,963
Payable for fund shares redeemed	7,816,766
Accrued management fee	722,093
Distribution and service plan fees payable	244,656
Written options, at value (premium received $487,264)	722,173
Other affiliated payables	178,699
Other payables and accrued expenses	37,593
Collateral on securities loaned	49,663,883
Total Liabilities		59,391,826
Net Assets		$2,077,533,982
Net Assets consist of:
Paid in capital		$1,265,118,124
Total accumulated earnings (loss)		812,415,858
Net Assets		$2,077,533,982

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($388,022,662 ÷ 14,610,983 shares)		$26.56
Service Class :
Net Asset Value , offering price and redemption price per share ($124,193,040 ÷ 4,735,702 shares)		$26.22
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,149,766,880 ÷ 44,777,897 shares)		$25.68
Investor Class :
Net Asset Value , offering price and redemption price per share ($415,551,400 ÷ 15,743,661 shares)		$26.39

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$21,189,608
Interest		55,204
Income from Fidelity Central Funds (including $64,236 from security lending)		1,740,956
Total Income		22,985,768
Expenses
Management fee	$4,249,818
Transfer agent fees	782,461
Distribution and service plan fees	1,432,961
Accounting fees	268,388
Custodian fees and expenses	38,160
Independent trustees' fees and expenses	6,417
Audit	35,696
Legal	6,498
Miscellaneous	5,393
Total expenses before reductions	6,825,792
Expense reductions	(45,245)
Total expenses after reductions		6,780,547
Net Investment income (loss)		16,205,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,922,669
Foreign currency transactions	3,621
Written options	943,791
Total net realized gain (loss)		28,870,081
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	161,887,952
Assets and liabilities in foreign currencies	8,424
Written options	(333,215)
Total change in net unrealized appreciation (depreciation)		161,563,161
Net gain (loss)		190,433,242
Net increase (decrease) in net assets resulting from operations		$206,638,463

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,205,221	$29,609,689
Net realized gain (loss)	28,870,081	45,076,923
Change in net unrealized appreciation (depreciation)	161,563,161	(181,348,781)
Net increase (decrease) in net assets resulting from operations	206,638,463	(106,662,169)
Distributions to shareholders	(7,264,024)	(70,058,469)

Share transactions - net increase (decrease)	(55,094,736)	28,157,702
Total increase (decrease) in net assets	144,279,703	(148,562,936)

Net Assets
Beginning of period	1,933,254,279	2,081,817,215
End of period	$2,077,533,982	$1,933,254,279

VIP Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.02	$26.22	$22.36	$22.17	$19.38	$22.71
Income from Investment Operations
Net investment income (loss) A,B	.23	.42	.55 C	.42	.46	.46
Net realized and unrealized gain (loss)	2.40	(1.70)	5.07	1.23	4.91	(2.42)
Total from investment operations	2.63	(1.28)	5.62	1.65	5.37	(1.96)
Distributions from net investment income	- D	(.42)	(.62)	(.42)	(.77) E	(.08)
Distributions from net realized gain	(.09)	(.50)	(1.14)	(1.03)	(1.81) E	(1.29)
Total distributions	(.09)	(.92)	(1.76)	(1.46) F	(2.58)	(1.37)
Net asset value, end of period	$26.56	$24.02	$26.22	$22.36	$22.17	$19.38
Total Return G,H,I	10.96%	(4.95)%	25.95%	7.85%	30.05%	(8.98)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.52% L	.52%	.52%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.52% L	.52%	.52%	.54%	.54%	.54%
Expenses net of all reductions	.52% L	.52%	.52%	.53%	.54%	.54%
Net investment income (loss)	1.78% L	1.68%	2.18% C	2.18%	2.27%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$388,023	$367,028	$439,309	$377,942	$358,103	$361,868
Portfolio turnover rate M	15% L	10%	15%	26%	34%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.73	$25.91	$22.12	$21.95	$19.21	$22.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.39	.52 C	.40	.44	.43
Net realized and unrealized gain (loss)	2.37	(1.67)	5.00	1.21	4.87	(2.39)
Total from investment operations	2.58	(1.28)	5.52	1.61	5.31	(1.96)
Distributions from net investment income	- D	(.40)	(.59)	(.40)	(.75) E	(.06)
Distributions from net realized gain	(.09)	(.50)	(1.14)	(1.03)	(1.81) E	(1.29)
Total distributions	(.09)	(.90)	(1.73)	(1.44) F	(2.57) F	(1.35)
Net asset value, end of period	$26.22	$23.73	$25.91	$22.12	$21.95	$19.21
Total Return G,H,I	10.88%	(5.02)%	25.76%	7.74%	29.94%	(9.07)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.62% L	.62%	.62%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.62% L	.62%	.62%	.64%	.64%	.64%
Expenses net of all reductions	.62% L	.62%	.62%	.63%	.64%	.64%
Net investment income (loss)	1.68% L	1.58%	2.08% C	2.08%	2.17%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$124,193	$116,688	$128,601	$115,376	$118,198	$101,089
Portfolio turnover rate M	15% L	10%	15%	26%	34%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.26	$25.42	$21.72	$21.58	$18.94	$22.22
Income from Investment Operations
Net investment income (loss) A,B	.19	.34	.48 C	.37	.40	.39
Net realized and unrealized gain (loss)	2.32	(1.64)	4.92	1.18	4.78	(2.35)
Total from investment operations	2.51	(1.30)	5.40	1.55	5.18	(1.96)
Distributions from net investment income	- D	(.36)	(.55)	(.38)	(.73) E	(.04)
Distributions from net realized gain	(.09)	(.50)	(1.14)	(1.03)	(1.81) E	(1.28)
Total distributions	(.09)	(.86)	(1.70) F	(1.41)	(2.54)	(1.32)
Net asset value, end of period	$25.68	$23.26	$25.42	$21.72	$21.58	$18.94
Total Return G,H,I	10.80%	(5.17)%	25.64%	7.59%	29.68%	(9.19)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.77% L	.77%	.77%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.77% L	.77%	.77%	.79%	.79%	.79%
Expenses net of all reductions	.77% L	.77%	.77%	.78%	.79%	.79%
Net investment income (loss)	1.53% L	1.43%	1.94% C	1.93%	2.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,149,767	$1,071,533	$1,137,635	$908,013	$790,495	$527,879
Portfolio turnover rate M	15% L	10%	15%	26%	34%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.88	$26.07	$22.25	$22.07	$19.30	$22.62
Income from Investment Operations
Net investment income (loss) A,B	.21	.40	.53 C	.41	.44	.44
Net realized and unrealized gain (loss)	2.39	(1.68)	5.03	1.21	4.90	(2.41)
Total from investment operations	2.60	(1.28)	5.56	1.62	5.34	(1.97)
Distributions from net investment income	- D	(.40)	(.60)	(.41)	(.75) E	(.06)
Distributions from net realized gain	(.09)	(.50)	(1.14)	(1.03)	(1.81) E	(1.29)
Total distributions	(.09)	(.91) F	(1.74)	(1.44)	(2.57) F	(1.35)
Net asset value, end of period	$26.39	$23.88	$26.07	$22.25	$22.07	$19.30
Total Return G,H,I	10.90%	(5.01)%	25.80%	7.76%	29.97%	(9.05)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.60% L	.60%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.60% L	.60%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.60% L	.60%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.70% L	1.60%	2.11% C	2.10%	2.19%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$415,551	$378,005	$376,272	$283,497	$291,704	$258,292
Portfolio turnover rate M	15% L	10%	15%	26%	34%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities   may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities   are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends . Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$819,375,447
Gross unrealized depreciation	(52,301,765)
Net unrealized appreciation (depreciation)	$767,073,682
Tax cost	$1,362,404,370

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	152,159,382	147,679,872
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$60,383
Service Class 2	1,372,578
$1,432,961

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$119,148.06
Service Class	38,041.06
Service Class 2	345,890.06
Investor Class	279,382.14
	$782,461
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth & Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Growth & Income Portfolio	$2,453

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth & Income Portfolio	13,062,256	2,544,099	1,025,807
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Growth & Income Portfolio	$1,925
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth & Income Portfolio	$6,996	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $184.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,061.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$1,362,738	13,621,746
Service Class	440,892	4,287,387
Service Class 2	4,025,156	38,453,504
Investor Class	1,435,238	13,695,832
Total	$7,264,024	$70,058,469
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth & Income Portfolio
Initial Class
Shares sold	1,006,896	4,205,341	$25,404,099	$105,061,293
Reinvestment of distributions	52,942	553,666	1,362,738	13,621,746
Shares redeemed	(1,727,619)	(6,237,929)	(43,790,103)	(155,225,066)
Net increase (decrease)	(667,781)	(1,478,922)	$(17,023,266)	$(36,542,027)
Service Class
Shares sold	82,689	225,906	$2,067,430	$5,617,209
Reinvestment of distributions	17,344	176,389	440,892	4,287,387
Shares redeemed	(280,705)	(448,513)	(6,992,406)	(11,012,554)
Net increase (decrease)	(180,672)	(46,218)	$(4,484,084)	$(1,107,958)
Service Class 2
Shares sold	1,251,201	4,830,627	$30,588,180	$115,599,799
Reinvestment of distributions	161,588	1,614,154	4,025,156	38,453,504
Shares redeemed	(2,706,547)	(5,135,070)	(66,151,598)	(125,404,991)
Net increase (decrease)	(1,293,758)	1,309,711	$(31,538,262)	$28,648,312
Investor Class
Shares sold	1,128,757	3,874,646	$28,405,219	$97,699,069
Reinvestment of distributions	56,086	559,919	1,435,238	13,695,832
Shares redeemed	(1,267,233)	(3,039,935)	(31,889,581)	(74,235,526)
Net increase (decrease)	(82,390)	1,394,630	$(2,049,124)	$37,159,375
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	27%	2	53%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Growth & Income Portfolio
Initial Class	.52%
Actual		$ 1,000	$ 1,109.60	$ 2.72
Hypothetical- B		$ 1,000	$ 1,022.22	$ 2.61
Service Class	.62%
Actual		$ 1,000	$ 1,108.80	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11
Service Class 2	.77%
Actual		$ 1,000	$ 1,108.00	$ 4.02
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Investor Class	.60%
Actual		$ 1,000	$ 1,109.00	$ 3.14
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Growth & Income Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705698.125
VIPGI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Growth Opportunities Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	10.0
NVIDIA Corp.	7.8
Alphabet, Inc. Class C	4.8
Amazon.com, Inc.	4.7
T-Mobile U.S., Inc.	3.4
Meta Platforms, Inc. Class A	2.9
Uber Technologies, Inc.	2.8
Apple, Inc.	2.4
ON Semiconductor Corp.	2.2
Flex Ltd.	2.0
43.0

Market Sectors (% of Fund's net assets)

Information Technology	45.1
Communication Services	17.1
Financials	9.7
Health Care	9.1
Consumer Discretionary	8.1
Industrials	5.0
Energy	2.4
Utilities	2.0
Investment Companies	0.8
Consumer Staples	0.3
Materials	0.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.9%
Entertainment - 2.2%
Netflix, Inc. (a)	33,200	14,624,268
Roku, Inc. Class A (a)	449,524	28,751,555
Sea Ltd. ADR (a)	238,488	13,841,844
		57,217,667
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	395,520	47,343,744
Class C (a)	1,013,560	122,610,353
Epic Games, Inc. (a)(b)(c)	8,216	5,783,735
Meta Platforms, Inc. Class A (a)	259,079	74,350,491
Snap, Inc. Class A (a)	741,100	8,774,624
Zoominfo Technologies, Inc. (a)	539,100	13,687,749
		272,550,696
Media - 0.7%
Innovid Corp. (a)	141,062	153,758
Magnite, Inc. (a)	906,150	12,368,948
TechTarget, Inc. (a)	147,512	4,592,049
The Trade Desk, Inc. (a)	17,550	1,355,211
		18,469,966
Wireless Telecommunication Services - 3.4%
T-Mobile U.S., Inc. (a)	637,088	88,491,523
TOTAL COMMUNICATION SERVICES		436,729,852
CONSUMER DISCRETIONARY - 7.9%
Automobile Components - 0.1%
Aptiv PLC (a)	25,800	2,633,922
Automobiles - 0.2%
Neutron Holdings, Inc. (a)(b)(c)	106,587	2,729
Rad Power Bikes, Inc. (a)(b)(c)	56,834	126,740
Rivian Automotive, Inc. (a)	209,400	3,488,604
Tesla, Inc. (a)	5,775	1,511,722
		5,129,795
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	935,760	121,985,674
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza, Inc.	600	202,194
Doordash, Inc. (a)(d)	85,100	6,503,342
Sonder Holdings, Inc.:
rights (a)(c)	2,658	80
rights (a)(c)	2,658	53
rights (a)(c)	2,657	27
rights (a)(c)	2,657	27
rights (a)(c)	2,657	27
rights (a)(c)	2,657	27
		6,705,777
Household Durables - 0.1%
D.R. Horton, Inc.	2,000	243,380
Lennar Corp. Class A	2,600	325,806
Tempur Sealy International, Inc.	32,200	1,290,254
		1,859,440
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	79,000	607,510
Specialty Retail - 2.0%
Auto1 Group SE (a)(d)(e)	983,200	9,119,377
Carvana Co. Class A (a)(d)	267,300	6,928,416
Cazoo Group Ltd. Class A (a)(d)	82,778	97,678
Floor & Decor Holdings, Inc. Class A (a)(d)	195,900	20,365,764
Lowe's Companies, Inc.	53,000	11,962,100
Wayfair LLC Class A (a)	70,874	4,607,519
		53,080,854
Textiles, Apparel & Luxury Goods - 0.5%
Bombas LLC (a)(b)(c)	745,906	2,245,177
lululemon athletica, Inc. (a)	25,572	9,679,002
		11,924,179
TOTAL CONSUMER DISCRETIONARY		203,927,151
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	9,000	2,775,960
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Holdings, Inc. (a)	4,000	252,040
Food Products - 0.0%
Local Bounti Corp. (a)(d)	38,874	105,737
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	560	4,077
TOTAL CONSUMER STAPLES		3,137,814
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	698,900	16,095,667
Canadian Natural Resources Ltd.	140,900	7,921,670
Denbury, Inc. (a)	6,700	577,942
Exxon Mobil Corp.	24,100	2,584,725
Hess Corp.	87,000	11,827,650
Occidental Petroleum Corp.	6,400	376,320
Ovintiv, Inc.	313,100	11,919,717
Tourmaline Oil Corp. (d)	266,700	12,566,457
		63,870,148
FINANCIALS - 9.4%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(b)(c)	1,101,900	4,086,286
Capital Markets - 0.7%
LPL Financial	82,500	17,937,975
Financial Services - 8.5%
Adyen BV (a)(e)	2,500	4,329,169
Apollo Global Management, Inc.	33,000	2,534,730
Block, Inc. Class A (a)	724,700	48,243,279
Dlocal Ltd. (a)(d)	927,065	11,314,828
Fiserv, Inc. (a)	186,000	23,463,900
FleetCor Technologies, Inc. (a)	2,000	502,160
Global Payments, Inc.	200,300	19,733,556
Marqeta, Inc. Class A (a)	2,709,560	13,195,557
MasterCard, Inc. Class A	48,656	19,136,405
Nuvei Corp. (Canada) (a)(e)	790,526	23,344,312
Payoneer Global, Inc. (a)(b)	65,400	314,574
Repay Holdings Corp. (a)	959,800	7,515,234
Shift4 Payments, Inc. (a)	141,500	9,609,265
Visa, Inc. Class A	157,033	37,292,197
		220,529,166
TOTAL FINANCIALS		242,553,427
HEALTH CARE - 9.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	24,451	4,644,223
ALX Oncology Holdings, Inc. (a)	85,500	642,105
Arcutis Biotherapeutics, Inc. (a)	40,700	387,871
Argenx SE ADR (a)	22,531	8,781,007
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,439,156
Blueprint Medicines Corp. (a)	11,900	752,080
Celldex Therapeutics, Inc. (a)	127,000	4,309,110
Cytokinetics, Inc. (a)	160,300	5,228,986
Icosavax, Inc. (a)	274,791	2,728,675
Keros Therapeutics, Inc. (a)	44,000	1,767,920
Moderna, Inc. (a)	1,100	133,650
Morphic Holding, Inc. (a)	33,000	1,891,890
Nuvalent, Inc. Class A (a)	46,984	1,981,315
PTC Therapeutics, Inc. (a)	9,000	366,030
Vaxcyte, Inc. (a)	171,804	8,579,892
Verve Therapeutics, Inc. (a)(d)	29,100	545,625
Zentalis Pharmaceuticals, Inc. (a)	118,900	3,354,169
		47,533,704
Health Care Equipment & Supplies - 2.0%
Blink Health LLC Series A1 (a)(b)(c)	8,327	398,613
Boston Scientific Corp. (a)	457,592	24,751,151
Insulet Corp. (a)	17,900	5,161,286
Penumbra, Inc. (a)	34,500	11,870,070
TransMedics Group, Inc. (a)	130,541	10,962,833
		53,143,953
Health Care Providers & Services - 4.2%
agilon health, Inc. (a)	1,068,400	18,526,056
Alignment Healthcare, Inc. (a)	127,600	733,700
Centene Corp. (a)	394,100	26,582,045
Humana, Inc.	51,772	23,148,814
P3 Health Partners, Inc. Class A (a)	215,114	643,191
UnitedHealth Group, Inc.	79,148	38,041,695
		107,675,501
Life Sciences Tools & Services - 0.6%
Danaher Corp.	35,200	8,448,000
Thermo Fisher Scientific, Inc.	12,400	6,469,700
		14,917,700
Pharmaceuticals - 0.4%
Eli Lilly & Co.	24,200	11,349,316
TOTAL HEALTH CARE		234,620,174
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	16,900	7,780,422
Space Exploration Technologies Corp. Class A (a)(b)(c)	13,000	1,053,000
The Boeing Co. (a)	54,700	11,550,452
		20,383,874
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	419,800	7,249,946
Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)(d)	95,800	1,566,330
Eaton Corp. PLC	1,400	281,540
Nextracker, Inc. Class A (d)	8,700	346,347
Sunrun, Inc. (a)	13,700	244,682
		2,438,899
Ground Transportation - 3.1%
Bird Global, Inc.:
Stage 1 rights (a)(c)	625	6
Stage 2 rights (a)(c)	625	0
Stage 3 rights (a)(c)	625	0
Lyft, Inc. (a)	837,816	8,034,655
Uber Technologies, Inc. (a)	1,655,793	71,480,584
		79,515,245
Professional Services - 0.0%
Paycom Software, Inc.	3,600	1,156,464
TOTAL INDUSTRIALS		110,744,428
INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	85,100	4,827,723
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (a)(d)	82,900	4,226,242
Flex Ltd. (a)	1,899,052	52,489,797
Jabil, Inc.	170,800	18,434,444
		75,150,483
IT Services - 2.7%
Cloudflare, Inc. (a)	37,400	2,444,838
EPAM Systems, Inc. (a)	104,100	23,396,475
Globant SA (a)	22,400	4,025,728
MongoDB, Inc. Class A (a)	67,100	27,577,429
Okta, Inc. (a)	19,200	1,331,520
Shopify, Inc. Class A (a)	18,600	1,201,560
Snowflake, Inc. (a)	6,600	1,161,468
Twilio, Inc. Class A (a)	130,300	8,289,686
		69,428,704
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices, Inc. (a)	440,000	50,120,400
Applied Materials, Inc.	108,495	15,681,867
Enphase Energy, Inc. (a)	13,600	2,277,728
GlobalFoundries, Inc. (a)	184,900	11,940,842
Impinj, Inc. (a)	12,500	1,120,625
Lam Research Corp.	13,744	8,835,468
Lattice Semiconductor Corp. (a)	14,000	1,344,980
Marvell Technology, Inc.	598,270	35,764,581
Monolithic Power Systems, Inc.	1,900	1,026,437
NVIDIA Corp.	475,452	201,125,705
NXP Semiconductors NV	252,177	51,615,588
ON Semiconductor Corp. (a)	612,939	57,971,771
Rambus, Inc. (a)	68,200	4,376,394
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	176,800	17,842,656
		461,045,042
Software - 18.0%
Adobe, Inc. (a)	15,800	7,726,042
Autodesk, Inc. (a)	5,800	1,186,738
Bill Holdings, Inc. (a)	101,500	11,860,275
Confluent, Inc. (a)(d)	296,200	10,458,822
Convoy, Inc. warrants (a)(b)(c)	12,923	33,987
Datadog, Inc. Class A (a)	132,800	13,064,864
DoubleVerify Holdings, Inc. (a)	254,256	9,895,644
Dynatrace, Inc. (a)	440,500	22,672,535
Elastic NV (a)	131,581	8,436,974
Five9, Inc. (a)	118,800	9,795,060
HubSpot, Inc. (a)	25,793	13,724,197
Intapp, Inc. (a)	232,581	9,747,470
Intuit, Inc.	27,090	12,412,367
Microsoft Corp.	760,744	259,063,759
Oracle Corp.	187,400	22,317,466
Palo Alto Networks, Inc. (a)(d)	26,200	6,694,362
Pine Labs Private Ltd. (a)(b)(c)	2,299	1,174,122
Salesforce, Inc. (a)	84,331	17,815,767
ServiceNow, Inc. (a)	42,218	23,725,249
Stripe, Inc. Class B (a)(b)(c)	10,400	209,352
Viant Technology, Inc. (a)	66,759	307,759
Workday, Inc. Class A (a)	17,300	3,907,897
		466,230,708
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	322,404	62,536,704
Pure Storage, Inc. Class A (a)	101,900	3,751,958
		66,288,662
TOTAL INFORMATION TECHNOLOGY		1,142,971,322
UTILITIES - 2.0%
Electric Utilities - 1.5%
Constellation Energy Corp.	75,033	6,869,271
ORSTED A/S (e)	96,794	9,146,739
PG&E Corp. (a)	1,276,600	22,059,648
		38,075,658
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	233,100	13,668,984
TOTAL UTILITIES		51,744,642
TOTAL COMMON STOCKS (Cost $1,568,602,270)		2,490,298,958

Preferred Stocks - 2.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	17,456	3,942,263

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	7,410	16,524
Series C(a)(b)(c)	29,156	65,018
Series D(a)(b)(c)	54,800	122,204
		203,746
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	32,200	2,416,610

TOTAL CONSUMER DISCRETIONARY		2,620,356

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	10,300	933,283
Instacart, Inc.:
Series H(a)(b)(c)	39,942	1,662,386
Series I(a)(b)(c)	13,388	557,209
		3,152,878
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	57,277	492,582

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	131,549	957,677
Series D(a)(b)(c)	741	5,394
		963,071
TOTAL CONSUMER STAPLES		4,608,531

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	20,489	492,760

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	40,445	1,936,102

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	19,932	998,992

TOTAL HEALTH CARE		2,935,094

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(b)(c)	149,903	2,636,794
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,941	3,192,210
Series N(a)(b)(c)	8,100	6,561,000
		12,390,004
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	64,780	6,523,346

TOTAL INDUSTRIALS		18,913,350

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	49,900	651,694
Enevate Corp. Series E (a)(b)(c)	1,172,546	680,077
		1,331,771
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	53,172	381,775
Series F(a)(b)(c)	55,568	398,978
		780,753
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	44,969	497,807
Series F2(a)(b)(c)	23,746	262,868
SiMa.ai:
Series B(a)(b)(c)	171,100	1,023,178
Series B1(a)(b)(c)	24,426	171,959
Xsight Labs Ltd. Series D (a)(b)(c)	74,300	520,843
		2,476,655
Software - 0.3%
Convoy, Inc. Series D (a)(b)(c)	197,216	1,147,797
Databricks, Inc. Series G (a)(b)(c)	27,000	1,444,770
Moloco, Inc. Series A (b)(c)	41,187	2,471,220
Mountain Digital, Inc. Series D (a)(b)(c)	118,780	1,852,968
Stripe, Inc. Series H (a)(b)(c)	24,195	487,045
Tenstorrent, Inc. Series C1 (a)(b)(c)	4,700	277,206
		7,681,006
TOTAL INFORMATION TECHNOLOGY		12,270,185

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	99,028	3,678,890

TOTAL CONVERTIBLE PREFERRED STOCKS		49,461,429
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,673,000	42,829
Waymo LLC Series A2 (a)(b)(c)	7,496	381,846
		424,675
FINANCIALS - 0.3%
Financial Services - 0.3%
Circle Internet Financial Ltd. Series E (a)(b)(c)	214,805	5,166,060
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	105,185	1,523,079
		6,689,139
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	70,900	807,551

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	5,494	2,805,841
Series A(a)(b)(c)	1,373	701,205
Series B(a)(b)(c)	1,494	763,001
Series B2(a)(b)(c)	1,208	616,938
Series C(a)(b)(c)	2,247	1,147,565
Series C1(a)(b)(c)	473	241,566
Series D(a)(b)(c)	506	258,419
		6,534,535
TOTAL INFORMATION TECHNOLOGY		7,342,086

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,455,900
TOTAL PREFERRED STOCKS (Cost $63,568,894)		63,917,329

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	130,700	134,516
4% 6/12/27 (b)(c)	35,600	36,640
4.5% 10/27/25 (b)(c)(h)	1,707,782	1,648,864
		1,820,020
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	86,062	90,107
TOTAL CONVERTIBLE BONDS (Cost $1,960,144)		1,910,127

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(i)	1,054,022	1,295,393
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	260,000	257,920
TOTAL PREFERRED SECURITIES (Cost $1,314,022)		1,553,313

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j)	8,686,785	8,688,522
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	59,626,881	59,632,844
TOTAL MONEY MARKET FUNDS (Cost $68,321,366)		68,321,366

Equity Funds - 0.8%
	Shares	Value ($)
Domestic Equity Funds - 0.8%
iShares Russell 1000 Growth Index ETF (d) (Cost $20,334,933)	75,800	20,858,644

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,724,101,629)	2,646,859,737
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(59,128,517)
NET ASSETS - 100.0%	2,587,731,220

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,813,161 or 3.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,939,597 or 1.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901

Beta Technologies, Inc. Series A	4/09/21	4,746,431

Blink Health LLC Series A1	12/30/20	225,578

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming, Inc. Series C1	5/18/21	3,450,899

ByteDance Ltd. Series E1	11/18/20	1,912,727

CelLink Corp. Series D	1/20/22	1,039,113

Circle Internet Financial Ltd. Series E	5/11/21	3,486,300

Circle Internet Financial Ltd. Series F	5/09/22	863,406

Convoy, Inc. Series D	10/30/19	2,670,305

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	86,062

Databricks, Inc. Series G	2/01/21	1,596,311

Diamond Foundry, Inc. Series C	3/15/21	2,376,672

Enevate Corp. Series E	1/29/21	1,299,984

Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200

GaN Systems, Inc. Series F1	11/30/21	381,337

GaN Systems, Inc. Series F2	11/30/21	201,366

GaN Systems, Inc. 0%	11/30/21	1,054,022

GoBrands, Inc. Series G	3/02/21	2,572,088

Gupshup, Inc.	6/08/21	1,621,143

Instacart, Inc. Series H	11/13/20	2,396,520

Instacart, Inc. Series I	2/26/21	1,673,500

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	2,468,848

Moloco, Inc. Series A	6/26/23	2,471,220

Mountain Digital, Inc. Series D	11/05/21	2,727,818

Neutron Holdings, Inc.	2/04/21	1,066

Neutron Holdings, Inc. Series 1C	7/03/18	305,891

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	1,707,782

Payoneer Global, Inc.	2/03/21	654,000

Pine Labs Private Ltd.	6/30/21	857,205

Pine Labs Private Ltd. Series 1	6/30/21	2,048,493

Pine Labs Private Ltd. Series A	6/30/21	511,937

Pine Labs Private Ltd. Series B	6/30/21	557,053

Pine Labs Private Ltd. Series B2	6/30/21	450,415

Pine Labs Private Ltd. Series C	6/30/21	837,816

Pine Labs Private Ltd. Series C1	6/30/21	176,363

Pine Labs Private Ltd. Series D	6/30/21	188,667

Rad Power Bikes, Inc.	1/21/21	274,158

Rad Power Bikes, Inc. Series A	1/21/21	35,745

Rad Power Bikes, Inc. Series C	1/21/21	140,644

Rad Power Bikes, Inc. Series D	9/17/21	525,192

Relativity Space, Inc. Series E	5/27/21	3,423,050

SiMa.ai Series B	5/10/21	877,298

SiMa.ai Series B1	4/25/22 - 10/17/22	173,203

Space Exploration Technologies Corp. Class A	2/16/21	545,987

Space Exploration Technologies Corp. Series I	4/05/18	666,029

Space Exploration Technologies Corp. Series N	8/04/20	2,187,000

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120

Stripe, Inc. Class B	5/18/21	417,335

Stripe, Inc. Series H	3/15/21 - 5/25/23	970,825

Tenstorrent, Inc. Series C1	4/23/21	279,435

Tenstorrent, Inc. 0%	4/23/21	260,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,019,147

Waymo LLC Series A2	5/08/20	643,661

Xsight Labs Ltd. Series D	2/16/21	594,103

Yanka Industries, Inc. Series E	5/15/20	642,275

Yanka Industries, Inc. Series F	4/08/21	1,771,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,547,601	268,919,047	263,778,126	328,419	-	-	8,688,522	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	22,298,774	266,427,416	229,093,346	203,318	-	-	59,632,844	0.2%
Total	25,846,375	535,346,463	492,871,472	531,737	-	-	68,321,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	440,672,115	430,946,117	-	9,725,998
Consumer Discretionary	206,972,182	201,552,264	-	5,419,918
Consumer Staples	7,746,345	3,133,737	-	4,612,608
Energy	63,870,148	63,870,148	-	-
Financials	249,735,326	234,137,972	4,329,169	11,268,185
Health Care	237,555,268	234,221,561	-	3,333,707
Industrials	129,657,778	109,691,422	-	19,966,356
Information Technology	1,162,583,593	1,141,553,861	-	21,029,732
Materials	3,678,890	-	-	3,678,890
Utilities	51,744,642	51,744,642	-	-

Corporate Bonds	1,910,127	-	-	1,910,127

Preferred Securities	1,553,313	-	-	1,553,313

Money Market Funds	68,321,366	68,321,366	-	-

Equity Funds	20,858,644	20,858,644	-	-
Total Investments in Securities:	2,646,859,737	2,560,031,734	4,329,169	82,498,834

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$79,404,535
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	119,868
Cost of Purchases	3,473,650
Proceeds of Sales	(499,219)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$82,498,834
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$97,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,050,501) - See accompanying schedule:
Unaffiliated issuers (cost $1,655,780,263)	$2,578,538,371
Fidelity Central Funds (cost $68,321,366)	68,321,366

Total Investment in Securities (cost $1,724,101,629)		$2,646,859,737
Cash		4
Foreign currency held at value (cost $74,471)		74,471
Receivable for investments sold		110,901
Receivable for fund shares sold		2,008,930
Dividends receivable		646,197
Interest receivable		40,786
Distributions receivable from Fidelity Central Funds		74,245
Other receivables		1,467
Total assets		2,649,816,738
Liabilities
Payable for fund shares redeemed	$827,125
Accrued management fee	1,104,947
Distribution and service plan fees payable	239,877
Other affiliated payables	243,284
Other payables and accrued expenses	44,658
Collateral on securities loaned	59,625,627
Total Liabilities		62,085,518
Net Assets		$2,587,731,220
Net Assets consist of:
Paid in capital		$1,944,718,882
Total accumulated earnings (loss)		643,012,338
Net Assets		$2,587,731,220

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($441,913,583 ÷ 8,276,126 shares)		$53.40
Service Class :
Net Asset Value , offering price and redemption price per share ($121,107,552 ÷ 2,278,058 shares)		$53.16
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,127,671,529 ÷ 21,735,328 shares)		$51.88
Investor Class :
Net Asset Value , offering price and redemption price per share ($897,038,556 ÷ 16,991,341 shares)		$52.79

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$5,981,305
Interest		77,309
Income from Fidelity Central Funds (including $203,318 from security lending)		531,737
Total Income		6,590,351
Expenses
Management fee	$5,795,290
Transfer agent fees	992,984
Distribution and service plan fees	1,297,832
Accounting fees	293,355
Custodian fees and expenses	24,279
Independent trustees' fees and expenses	7,190
Audit	47,310
Legal	6,706
Interest	821
Miscellaneous	5,938
Total expenses before reductions	8,471,705
Expense reductions	(47,491)
Total expenses after reductions		8,424,214
Net Investment income (loss)		(1,833,863)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $515,911)	(13,382,641)
Foreign currency transactions	(60,154)
Total net realized gain (loss)		(13,442,795)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $448,746)	599,288,529
Unfunded commitments	174,892
Assets and liabilities in foreign currencies	2,529
Total change in net unrealized appreciation (depreciation)		599,465,950
Net gain (loss)		586,023,155
Net increase (decrease) in net assets resulting from operations		$584,189,292

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,833,863)	$(4,303,388)
Net realized gain (loss)	(13,442,795)	(223,211,828)
Change in net unrealized appreciation (depreciation)	599,465,950	(994,063,888)
Net increase (decrease) in net assets resulting from operations	584,189,292	(1,221,579,104)
Distributions to shareholders	-	(455,527,380)

Share transactions - net increase (decrease)	96,924,137	287,378,244
Total increase (decrease) in net assets	681,113,429	(1,389,728,240)

Net Assets
Beginning of period	1,906,617,791	3,296,346,031
End of period	$2,587,731,220	$1,906,617,791

VIP Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$41.03	$79.25	$77.54	$48.86	$38.01	$36.08
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.02)	(.24)	(.06)	.09 C	.03
Net realized and unrealized gain (loss)	12.38	(27.11)	9.38	32.11	14.54	4.19
Total from investment operations	12.37	(27.13)	9.14	32.05	14.63	4.22
Distributions from net investment income	-	-	-	(.01)	(.07)	(.05)
Distributions from net realized gain	-	(11.09)	(7.43)	(3.36)	(3.71)	(2.24)
Total distributions	-	(11.09)	(7.43)	(3.37)	(3.78)	(2.29)
Net asset value, end of period	$53.40	$41.03	$79.25	$77.54	$48.86	$38.01
Total Return D,E,F	30.15%	(38.15)%	11.94%	68.66%	40.84%	12.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.62%	.62%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.62% I	.62%	.62%	.64%	.64%	.65%
Expenses net of all reductions	.62% I	.62%	.62%	.63%	.64%	.65%
Net investment income (loss)	(.02)% I	(.05)%	(.30)%	(.10)%	.20% C	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$441,914	$256,757	$471,980	$470,897	$284,621	$187,106
Portfolio turnover rate J	64% I	68%	82%	65%	49%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.87	$79.06	$77.37	$48.77	$37.95	$36.02
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.07)	(.32)	(.12)	.04 C	- D
Net realized and unrealized gain (loss)	12.32	(27.03)	9.35	32.04	14.52	4.17
Total from investment operations	12.29	(27.10)	9.03	31.92	14.56	4.17
Distributions from net investment income	-	-	-	- D	(.02)	(.04)
Distributions from net realized gain	-	(11.09)	(7.34)	(3.31)	(3.71)	(2.20)
Total distributions	-	(11.09)	(7.34)	(3.32) E	(3.74) E	(2.24)
Net asset value, end of period	$53.16	$40.87	$79.06	$77.37	$48.77	$37.95
Total Return F,G,H	30.07%	(38.21)%	11.83%	68.49%	40.70%	12.35%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.72% K	.72%	.72%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.72% K	.72%	.72%	.74%	.74%	.75%
Expenses net of all reductions	.72% K	.72%	.72%	.73%	.74%	.75%
Net investment income (loss)	(.12)% K	(.15)%	(.40)%	(.20)%	.10% C	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$121,108	$94,433	$157,797	$163,452	$111,145	$94,561
Portfolio turnover rate L	64% K	68%	82%	65%	49%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.91	$77.62	$76.08	$48.05	$37.46	$35.60
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.14)	(.44)	(.20)	(.02) C	(.06)
Net realized and unrealized gain (loss)	12.03	(26.48)	9.22	31.50	14.31	4.13
Total from investment operations	11.97	(26.62)	8.78	31.30	14.29	4.07
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	(11.09)	(7.24)	(3.27)	(3.70)	(2.17)
Total distributions	-	(11.09)	(7.24)	(3.27)	(3.70)	(2.21) D
Net asset value, end of period	$51.88	$39.91	$77.62	$76.08	$48.05	$37.46
Total Return E,F,G	29.99%	(38.32)%	11.68%	68.21%	40.49%	12.18%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.87% J	.87%	.87%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.87% J	.87%	.87%	.88%	.89%	.90%
Expenses net of all reductions	.87% J	.87%	.87%	.88%	.89%	.90%
Net investment income (loss)	(.27)% J	(.30)%	(.55)%	(.35)%	(.05)% C	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,127,672	$868,129	$1,304,134	$1,079,778	$505,917	$273,228
Portfolio turnover rate K	64% J	68%	82%	65%	49%	39%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.58	$78.58	$76.94	$48.52	$37.78	$35.88
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.06)	(.30)	(.10)	.05 C	- D
Net realized and unrealized gain (loss)	12.23	(26.85)	9.31	31.86	14.44	4.16
Total from investment operations	12.21	(26.91)	9.01	31.76	14.49	4.16
Distributions from net investment income	-	-	-	(.01)	(.04)	(.04)
Distributions from net realized gain	-	(11.09)	(7.37)	(3.33)	(3.71)	(2.22)
Total distributions	-	(11.09)	(7.37)	(3.34)	(3.75)	(2.26)
Net asset value, end of period	$52.79	$40.58	$78.58	$76.94	$48.52	$37.78
Total Return E,F,G	30.09%	(38.20)%	11.87%	68.52%	40.71%	12.37%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.69% J	.70%	.70%	.71%	.72%	.73%
Expenses net of all reductions	.69% J	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	(.10)% J	(.12)%	(.38)%	(.18)%	.12% C	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$897,039	$687,300	$1,362,435	$1,251,032	$647,493	$347,473
Portfolio turnover rate K	64% J	68%	82%	65%	49%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$79,035,394	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	13.5 - 16.0 / 15.2	Increase
			Enterprise value/Revenue multiple (EV/R)	1.4 - 25.0 / 7.8	Increase
			Enterprise value/Net income multiple (EV/NI)	14.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
			Probability rate	$25.00 - $75.00 / $50.00	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.13	Increase
		Market approach	Transaction price	$1.11 - $91.72 / $38.57	Increase
			Discount rate	15.0% - 50.0% / 37.3%	Decrease
			Premium rate	10.0%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.0%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	4.0% - 4.7% / 4.3%	Increase
			Volatility	50.0% - 100.0% / 72.2%	Increase
			Term	2.0 - 5.0 / 3.7	Increase
Corporate Bonds	$1,910,127	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 2.5 / 2.4	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 70.0% / 40.0%	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0% - 75.0% / 74.2%	Increase
			Term	1.3 - 2.0 / 1.3	Increase
Preferred Securities	$1,553,313	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.5	Increase
		Market approach	Transaction price	$59.45	Increase
			Premium rate	10.0%	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.70%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase
A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and     losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,072,795,712
Gross unrealized depreciation	(166,578,164)
Net unrealized appreciation (depreciation)	$906,217,548
Tax cost	$1,740,642,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(244,873,386)
Long-term	(-)
Total capital loss carryforward	$(244,873,386)

The Fund elected to defer to its next fiscal year $1,139 of ordinary losses recognized during the period January 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
VIP Growth Opportunities Portfolio	1,523,079.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	792,169,487	706,000,119

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$53,591
Service Class 2	1,244,241
$1,297,832

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$101,121.06
Service Class	33,762.06
Service Class 2	313,549.06
Investor Class	544,552.14
	$992,984

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth Opportunities Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Growth Opportunities Portfolio	$15,227

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Opportunities Portfolio	Borrower	$ 5,558,000	5.32%	$821

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Opportunities Portfolio	50,281,433	68,275,193	(6,844,405)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Growth Opportunities Portfolio	$2,011

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth Opportunities Portfolio	$22,086	$18,089	$7,675,725

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $47,491.
9.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth Opportunities Portfolio
Distributions to shareholders
Initial Class	$-	$64,630,110
Service Class	-	21,878,935
Service Class 2	-	187,539,568
Investor Class	-	181,478,767
Total	$-	$455,527,380

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	2,415,158	445,956	$113,749,862	$22,595,346
Reinvestment of distributions	-	1,134,459	-	64,630,110
Shares redeemed	(396,915)	(1,277,771)	(18,506,271)	(65,793,680)
Net increase (decrease)	2,018,243	302,644	$95,243,591	$21,431,776
Service Class
Shares sold	114,629	227,137	$5,445,970	$10,515,341
Reinvestment of distributions	-	385,193	-	21,878,935
Shares redeemed	(147,179)	(297,546)	(6,926,317)	(14,796,343)
Net increase (decrease)	(32,550)	314,784	$(1,480,347)	$17,597,933
Service Class 2
Shares sold	1,557,653	5,179,254	$71,129,552	$250,307,062
Reinvestment of distributions	-	3,376,658	-	187,539,568
Shares redeemed	(1,571,772)	(3,608,653)	(72,500,942)	(176,762,361)
Net increase (decrease)	(14,119)	4,947,259	$(1,371,390)	$261,084,269
Investor Class
Shares sold	783,985	455,013	$37,855,481	$22,738,381
Reinvestment of distributions	-	3,218,850	-	181,478,767
Shares redeemed	(729,243)	(4,075,292)	(33,323,198)	(216,952,882)
Net increase (decrease)	54,742	(401,429)	$4,532,283	$(12,735,734)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	41%	1	38%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Growth Opportunities Portfolio
Initial Class	.62%
Actual		$ 1,000	$ 1,301.50	$ 3.54
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11
Service Class	.72%
Actual		$ 1,000	$ 1,300.70	$ 4.11
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Service Class 2	.87%
Actual		$ 1,000	$ 1,299.90	$ 4.96
Hypothetical- B		$ 1,000	$ 1,020.48	$ 4.36
Investor Class	.69%
Actual		$ 1,000	$ 1,300.90	$ 3.94
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Growth Opportunities Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705699.125
VIPGRO-SANN-0823
Fidelity® Variable Insurance Products:

VIP Value Strategies Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Canadian Natural Resources Ltd.	2.0
Constellation Energy Corp.	1.7
Welltower, Inc.	1.7
PG&E Corp.	1.7
Hess Corp.	1.7
Flex Ltd.	1.6
Centene Corp.	1.6
Cigna Group	1.6
First Citizens Bancshares, Inc.	1.5
Apollo Global Management, Inc.	1.4
16.5

Market Sectors (% of Fund's net assets)

Financials	17.8
Industrials	17.8
Consumer Discretionary	12.2
Materials	11.0
Energy	8.2
Utilities	7.7
Real Estate	7.2
Information Technology	7.0
Health Care	5.6
Consumer Staples	3.7
Communication Services	1.4

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (a)	158,200	6,385,504
Media - 0.4%
Nexstar Broadcasting Group, Inc. Class A	17,500	2,914,625
TOTAL COMMUNICATION SERVICES		9,300,129
CONSUMER DISCRETIONARY - 12.2%
Automobile Components - 1.4%
Adient PLC (b)	106,500	4,081,080
Autoliv, Inc.	59,400	5,051,376
		9,132,456
Automobiles - 1.0%
Harley-Davidson, Inc.	184,800	6,506,808
Broadline Retail - 0.3%
Kohl's Corp.	81,100	1,869,355
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (b)	88,379	3,034,935
Hotels, Restaurants & Leisure - 1.2%
Hilton Grand Vacations, Inc. (b)	96,400	4,380,416
Red Rock Resorts, Inc.	70,600	3,302,668
		7,683,084
Household Durables - 1.1%
Tempur Sealy International, Inc.	178,000	7,132,460
Leisure Products - 1.7%
Brunswick Corp.	56,900	4,929,816
Mattel, Inc. (b)	312,300	6,102,342
		11,032,158
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	421,802	4,977,264
Bath & Body Works, Inc.	82,300	3,086,250
Lithia Motors, Inc. Class A (sub. vtg.) (c)	16,600	5,048,226
Signet Jewelers Ltd.	65,100	4,248,426
Upbound Group, Inc.	151,017	4,701,159
Victoria's Secret & Co. (b)	163,300	2,846,319
		24,907,644
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	98,100	3,520,809
Gildan Activewear, Inc.	116,500	3,755,965
		7,276,774
TOTAL CONSUMER DISCRETIONARY		78,575,674
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Primo Water Corp.	46,310	580,727
Consumer Staples Distribution & Retail - 1.5%
U.S. Foods Holding Corp. (b)	212,200	9,336,800
Food Products - 2.1%
Bunge Ltd.	66,700	6,293,145
Darling Ingredients, Inc. (b)	117,263	7,480,207
		13,773,352
TOTAL CONSUMER STAPLES		23,690,879
ENERGY - 8.2%
Energy Equipment & Services - 1.8%
Expro Group Holdings NV (b)	314,100	5,565,852
Valaris Ltd. (b)	91,700	5,770,681
		11,336,533
Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp. (b)	246,700	5,681,501
Canadian Natural Resources Ltd.	222,500	12,509,381
Hess Corp.	81,400	11,066,330
Targa Resources Corp.	79,300	6,034,730
Tourmaline Oil Corp. (c)	128,800	6,068,840
		41,360,782
TOTAL ENERGY		52,697,315
FINANCIALS - 17.8%
Banks - 4.1%
East West Bancorp, Inc.	144,300	7,617,597
First Citizens Bancshares, Inc.	7,600	9,754,220
Popular, Inc.	69,300	4,194,036
U.S. Bancorp	144,900	4,787,496
		26,353,349
Capital Markets - 3.1%
Ameriprise Financial, Inc.	22,300	7,407,168
LPL Financial	32,100	6,979,503
Raymond James Financial, Inc.	50,700	5,261,139
		19,647,810
Consumer Finance - 2.5%
OneMain Holdings, Inc.	134,300	5,867,567
PROG Holdings, Inc. (b)	117,471	3,773,169
SLM Corp.	414,300	6,761,376
		16,402,112
Financial Services - 3.7%
Apollo Global Management, Inc.	123,000	9,447,630
Global Payments, Inc.	76,700	7,556,484
Walker & Dunlop, Inc.	86,900	6,872,921
		23,877,035
Insurance - 4.4%
American Financial Group, Inc.	55,100	6,543,125
Assurant, Inc.	51,100	6,424,292
First American Financial Corp.	85,100	4,852,402
Reinsurance Group of America, Inc.	27,205	3,773,061
The Travelers Companies, Inc.	39,100	6,790,106
		28,382,986
TOTAL FINANCIALS		114,663,292
HEALTH CARE - 5.6%
Health Care Providers & Services - 4.8%
AdaptHealth Corp. (b)	315,000	3,833,550
Centene Corp. (b)	154,300	10,407,535
Cigna Group	36,300	10,185,780
CVS Health Corp.	89,700	6,200,961
		30,627,826
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (b)	42,900	5,318,313
TOTAL HEALTH CARE		35,946,139
INDUSTRIALS - 17.8%
Air Freight & Logistics - 1.1%
FedEx Corp.	28,800	7,139,520
Building Products - 1.1%
Builders FirstSource, Inc. (b)	52,700	7,167,200
Commercial Services & Supplies - 1.0%
The Brink's Co.	95,600	6,484,548
Construction & Engineering - 3.6%
Fluor Corp. (b)(c)	192,800	5,706,880
Granite Construction, Inc.	99,300	3,950,154
MDU Resources Group, Inc.	218,800	4,581,672
Willscot Mobile Mini Holdings (b)	186,900	8,931,951
		23,170,657
Electrical Equipment - 1.6%
Regal Rexnord Corp.	53,400	8,218,260
Sensata Technologies, Inc. PLC	44,005	1,979,785
		10,198,045
Ground Transportation - 4.2%
Knight-Swift Transportation Holdings, Inc. Class A	118,000	6,556,080
TFI International, Inc. (Canada) (c)	58,500	6,664,959
U-Haul Holding Co. (non-vtg.)	135,500	6,865,785
XPO, Inc. (b)	116,500	6,873,500
		26,960,324
Machinery - 3.7%
Allison Transmission Holdings, Inc.	129,100	7,288,986
Chart Industries, Inc. (b)(c)	32,800	5,241,112
Kennametal, Inc.	167,000	4,741,130
Timken Co.	69,700	6,379,641
		23,650,869
Professional Services - 0.7%
Manpower, Inc.	59,700	4,740,180
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (b)	58,500	4,854,330
TOTAL INDUSTRIALS		114,365,673
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (b)	165,800	9,405,834
Electronic Equipment, Instruments & Components - 3.2%
Coherent Corp. (b)	84,600	4,312,908
Flex Ltd. (b)	384,500	10,627,580
Vontier Corp.	170,100	5,478,921
		20,419,409
Semiconductors & Semiconductor Equipment - 0.6%
Skyworks Solutions, Inc.	34,900	3,863,081
Software - 1.0%
NCR Corp. (b)(c)	253,200	6,380,640
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology Holdings PLC	81,300	5,030,031
TOTAL INFORMATION TECHNOLOGY		45,098,995
MATERIALS - 11.0%
Chemicals - 6.5%
Axalta Coating Systems Ltd. (b)	136,300	4,472,003
Celanese Corp. Class A	59,800	6,924,840
Methanex Corp.	133,600	5,527,032
Olin Corp.	137,101	7,045,620
The Chemours Co. LLC	204,900	7,558,761
Tronox Holdings PLC	238,000	3,024,980
Westlake Corp. (c)	62,100	7,419,087
		41,972,323
Construction Materials - 0.5%
Knife River Holding Co.	68,500	2,979,750
Containers & Packaging - 1.2%
Crown Holdings, Inc.	35,600	3,092,572
O-I Glass, Inc. (b)	211,300	4,507,029
		7,599,601
Metals & Mining - 1.7%
Constellium NV (b)	367,300	6,317,560
Freeport-McMoRan, Inc.	110,400	4,416,000
		10,733,560
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp. (c)	99,100	7,430,518
TOTAL MATERIALS		70,715,752
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 5.7%
CubeSmart	124,000	5,537,840
Equity Lifestyle Properties, Inc.	83,800	5,605,382
Essex Property Trust, Inc.	27,100	6,349,530
Prologis (REIT), Inc.	41,947	5,143,961
Ventas, Inc.	66,880	3,161,418
Welltower, Inc.	137,200	11,098,108
		36,896,239
Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc. (b)	60,600	9,441,480
TOTAL REAL ESTATE		46,337,719
UTILITIES - 7.7%
Electric Utilities - 5.8%
Constellation Energy Corp.	123,333	11,291,136
Edison International	75,400	5,236,530
Evergy, Inc.	39,951	2,333,937
PG&E Corp. (b)	640,700	11,071,296
PPL Corp.	116,155	3,073,461
Southern Co.	63,100	4,432,775
		37,439,135
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	294,300	6,100,839
Vistra Corp.	241,100	6,328,875
		12,429,714
TOTAL UTILITIES		49,868,849
TOTAL COMMON STOCKS (Cost $518,546,054)		641,260,416

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	1,131,724	1,131,950
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	20,208,371	20,210,392
TOTAL MONEY MARKET FUNDS (Cost $21,342,342)		21,342,342

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $539,888,396)	662,602,758
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(18,685,179)
NET ASSETS - 100.0%	643,917,579

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,385,504 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,879,817	79,558,219	80,306,086	169,017	-	-	1,131,950	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	13,679,117	155,958,265	149,426,990	25,126	-	-	20,210,392	0.1%
Total	15,558,934	235,516,484	229,733,076	194,143	-	-	21,342,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,300,129	9,300,129	-	-
Consumer Discretionary	78,575,674	78,575,674	-	-
Consumer Staples	23,690,879	23,690,879	-	-
Energy	52,697,315	52,697,315	-	-
Financials	114,663,292	114,663,292	-	-
Health Care	35,946,139	35,946,139	-	-
Industrials	114,365,673	114,365,673	-	-
Information Technology	45,098,995	45,098,995	-	-
Materials	70,715,752	70,715,752	-	-
Real Estate	46,337,719	46,337,719	-	-
Utilities	49,868,849	49,868,849	-	-

Money Market Funds	21,342,342	21,342,342	-	-
Total Investments in Securities:	662,602,758	662,602,758	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,572,252) - See accompanying schedule:
Unaffiliated issuers (cost $518,546,054)	$641,260,416
Fidelity Central Funds (cost $21,342,342)	21,342,342

Total Investment in Securities (cost $539,888,396)		$662,602,758
Foreign currency held at value (cost $645,857)		645,857
Receivable for investments sold		8,187,317
Receivable for fund shares sold		124,200
Dividends receivable		664,651
Distributions receivable from Fidelity Central Funds		28,985
Total assets		672,253,768
Liabilities
Payable for investments purchased	$4,116,671
Payable for fund shares redeemed	3,568,507
Accrued management fee	277,540
Distribution and service plan fees payable	66,120
Other affiliated payables	64,098
Other payables and accrued expenses	32,903
Collateral on securities loaned	20,210,350
Total Liabilities		28,336,189
Net Assets		$643,917,579
Net Assets consist of:
Paid in capital		$505,176,979
Total accumulated earnings (loss)		138,740,600
Net Assets		$643,917,579

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($92,762,227 ÷ 6,006,032 shares)		$15.44
Service Class :
Net Asset Value , offering price and redemption price per share ($25,172,887 ÷ 1,636,930 shares)		$15.38
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($313,809,251 ÷ 20,107,706 shares)		$15.61
Investor Class :
Net Asset Value , offering price and redemption price per share ($212,173,214 ÷ 13,876,887 shares)		$15.29

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$5,466,330
Income from Fidelity Central Funds (including $25,126 from security lending)		194,143
Total Income		5,660,473
Expenses
Management fee	$1,733,873
Transfer agent fees	293,386
Distribution and service plan fees	407,991
Accounting fees	107,731
Custodian fees and expenses	9,900
Independent trustees' fees and expenses	2,218
Audit	27,554
Legal	4,746
Miscellaneous	1,950
Total expenses before reductions	2,589,349
Expense reductions	(15,258)
Total expenses after reductions		2,574,091
Net Investment income (loss)		3,086,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,085,213
Foreign currency transactions	4,619
Total net realized gain (loss)		15,089,832
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,848,584
Assets and liabilities in foreign currencies	(1,831)
Total change in net unrealized appreciation (depreciation)		26,846,753
Net gain (loss)		41,936,585
Net increase (decrease) in net assets resulting from operations		$45,022,967

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,086,382	$6,173,232
Net realized gain (loss)	15,089,832	26,236,366
Change in net unrealized appreciation (depreciation)	26,846,753	(92,982,726)
Net increase (decrease) in net assets resulting from operations	45,022,967	(60,573,128)
Distributions to shareholders	(1,628,748)	(37,922,025)

Share transactions - net increase (decrease)	(46,594,501)	(4,512,076)
Total increase (decrease) in net assets	(3,200,282)	(103,007,229)

Net Assets
Beginning of period	647,117,861	750,125,090
End of period	$643,917,579	$647,117,861

VIP Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.38	$16.40	$13.55	$13.31	$11.11	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.24 C	.14	.20 D	.17
Net realized and unrealized gain (loss)	1.02	(1.29)	4.26	.88	3.39	(2.58)
Total from investment operations	1.10	(1.13)	4.50	1.02	3.59	(2.41)
Distributions from net investment income	-	(.16) E	(.26)	(.15)	(.21)	(.13)
Distributions from net realized gain	(.04)	(.73) E	(1.39)	(.63)	(1.18)	(.62)
Total distributions	(.04)	(.89)	(1.65)	(.78)	(1.39)	(.75)
Net asset value, end of period	$15.44	$14.38	$16.40	$13.55	$13.31	$11.11
Total Return F,G,H	7.61%	(7.03)%	33.60%	8.26%	34.53%	(17.32)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.64% K	.64%	.64%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.63% K	.63%	.63%	.66%	.66%	.67%
Expenses net of all reductions	.63% K	.63%	.63%	.65%	.66%	.66%
Net investment income (loss)	1.09% K	1.02%	1.47% C	1.32%	1.64% D	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$92,762	$92,162	$125,050	$95,708	$83,357	$77,279
Portfolio turnover rate L	78% K	59%	62%	85%	68%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.36%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.32	$16.35	$13.51	$13.27	$11.09	$14.23
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.22 C	.13	.19 D	.16
Net realized and unrealized gain (loss)	1.03	(1.29)	4.25	.88	3.37	(2.56)
Total from investment operations	1.10	(1.15)	4.47	1.01	3.56	(2.40)
Distributions from net investment income	-	(.15) E	(.24)	(.14)	(.20)	(.12)
Distributions from net realized gain	(.04)	(.73) E	(1.39)	(.63)	(1.18)	(.62)
Total distributions	(.04)	(.88)	(1.63)	(.77)	(1.38)	(.74)
Net asset value, end of period	$15.38	$14.32	$16.35	$13.51	$13.27	$11.09
Total Return F,G,H	7.64%	(7.19)%	33.48%	8.18%	34.29%	(17.33)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.74% K	.74%	.73%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.73% K	.73%	.73%	.76%	.76%	.77%
Expenses net of all reductions	.73% K	.73%	.73%	.75%	.76%	.76%
Net investment income (loss)	.99% K	.92%	1.37% C	1.22%	1.54% D	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$25,173	$24,199	$27,216	$19,115	$20,992	$16,586
Portfolio turnover rate L	78% K	59%	62%	85%	68%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.26%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.54	$16.59	$13.68	$13.43	$11.21	$14.38
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.20 C	.12	.17 D	.14
Net realized and unrealized gain (loss)	1.05	(1.31)	4.31	.88	3.41	(2.59)
Total from investment operations	1.11	(1.19)	4.51	1.00	3.58	(2.45)
Distributions from net investment income	-	(.13) E	(.21)	(.12)	(.18)	(.10)
Distributions from net realized gain	(.04)	(.73) E	(1.39)	(.63)	(1.18)	(.62)
Total distributions	(.04)	(.86)	(1.60)	(.75)	(1.36)	(.72)
Net asset value, end of period	$15.61	$14.54	$16.59	$13.68	$13.43	$11.21
Total Return F,G,H	7.60%	(7.35)%	33.34%	8.02%	34.10%	(17.50)%
Ratios to Average Net Assets A,I,J
Expenses before reductions	.89% K	.89%	.88%	.91%	.91%	.92%
Expenses net of fee waivers, if any	.88% K	.88%	.88%	.91%	.91%	.92%
Expenses net of all reductions	.88% K	.88%	.88%	.90%	.91%	.91%
Net investment income (loss)	.84% K	.77%	1.22% C	1.07%	1.39% D	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$313,809	$309,683	$315,104	$228,031	$220,982	$160,274
Portfolio turnover rate L	78% K	59%	62%	85%	68%	68%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.11%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.24	$16.25	$13.44	$13.20	$11.04	$14.18
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.23 C	.14	.19 D	.16
Net realized and unrealized gain (loss)	1.02	(1.27)	4.22	.87	3.35	(2.56)
Total from investment operations	1.09	(1.13)	4.45	1.01	3.54	(2.40)
Distributions from net investment income	-	(.15) E	(.24)	(.14)	(.20)	(.12)
Distributions from net realized gain	(.04)	(.73) E	(1.39)	(.63)	(1.18)	(.62)
Total distributions	(.04)	(.88)	(1.64) F	(.77)	(1.38)	(.74)
Net asset value, end of period	$15.29	$14.24	$16.25	$13.44	$13.20	$11.04
Total Return G,H,I	7.62%	(7.11)%	33.48%	8.26%	34.27%	(17.37)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.71%	.71%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71% L	.71%	.71%	.74%	.74%	.75%
Expenses net of all reductions	.71% L	.71%	.71%	.73%	.74%	.74%
Net investment income (loss)	1.01% L	.95%	1.39% C	1.24%	1.56% D	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$212,173	$221,074	$282,755	$149,707	$104,581	$85,385
Portfolio turnover rate M	78% L	59%	62%	85%	68%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,672,643
Gross unrealized depreciation	(26,069,558)
Net unrealized appreciation (depreciation)	$121,603,085
Tax cost	$540,999,673

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	254,903,291	300,682,214
5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$12,516
Service Class 2	395,475
$407,991

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$29,643.06
Service Class	7,885.06
Service Class 2	99,660.06
Investor Class	156,198.14
	$293,386
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Value Strategies Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Value Strategies Portfolio	$6,034

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	20,465,181	24,187,995	2,114,855
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Value Strategies Portfolio	$664
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Value Strategies Portfolio	$2,524	$-	$-
8.   Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,258.
9.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$227,773	$5,685,132
Service Class	61,091	1,349,204
Service Class 2	774,878	17,261,213
Investor Class	565,006	13,626,476
Total	$1,628,748	$37,922,025

10.   Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Value Strategies Portfolio
Initial Class
Shares sold	577,249	1,947,608	$8,578,263	$30,529,762
Reinvestment of distributions	14,191	381,010	227,773	5,685,132
Shares redeemed	(996,455)	(3,540,820)	(14,805,723)	(54,388,401)
Net increase (decrease)	(405,015)	(1,212,202)	$(5,999,687)	$(18,173,507)
Service Class
Shares sold	171,802	1,240,779	$2,582,644	$19,740,105
Reinvestment of distributions	3,821	90,885	61,091	1,349,204
Shares redeemed	(228,477)	(1,306,794)	(3,393,608)	(20,177,384)
Net increase (decrease)	(52,854)	24,870	$(749,873)	$911,925
Service Class 2
Shares sold	1,428,562	5,294,423	$21,707,169	$83,174,293
Reinvestment of distributions	47,714	1,145,778	774,878	17,261,213
Shares redeemed	(2,661,741)	(4,143,289)	(39,657,199)	(63,475,844)
Net increase (decrease)	(1,185,465)	2,296,912	$(17,175,152)	$36,959,662
Investor Class
Shares sold	1,083,963	3,558,568	$16,653,121	$56,415,018
Reinvestment of distributions	35,557	922,387	565,006	13,626,476
Shares redeemed	(2,770,851)	(6,349,396)	(39,887,916)	(94,251,650)
Net increase (decrease)	(1,651,331)	(1,868,441)	$(22,669,789)	$(24,210,156)
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio	42%	1	36%
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Value Strategies Portfolio
Initial Class	.63%
Actual		$ 1,000	$ 1,076.10	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000	$ 1,076.40	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Service Class 2	.88%
Actual		$ 1,000	$ 1,076.00	$ 4.53
Hypothetical- B		$ 1,000	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000	$ 1,076.20	$ 3.65
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Value Strategies Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.774744.121
VIPVS-SANN-0823
Fidelity® Variable Insurance Products:

VIP Dynamic Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.1
NVIDIA Corp.	5.1
MasterCard, Inc. Class A	2.7
Uber Technologies, Inc.	2.7
JPMorgan Chase & Co.	2.5
Apple, Inc.	2.4
Oracle Corp.	2.4
TJX Companies, Inc.	2.1
Ingersoll Rand, Inc.	2.0
CME Group, Inc.	1.8
31.8

Market Sectors (% of Fund's net assets)

Information Technology	32.0
Industrials	15.5
Health Care	15.1
Financials	11.6
Consumer Discretionary	10.3
Communication Services	8.0
Energy	3.8
Consumer Staples	2.3
Utilities	0.4
Materials	0.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Entertainment - 4.4%
Netflix, Inc. (a)	8,300	3,656,067
Universal Music Group NV	163,035	3,620,342
Warner Music Group Corp. Class A	77,575	2,023,932
		9,300,341
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (a)	31,480	3,768,156
Class C (a)	30,860	3,733,134
Epic Games, Inc. (a)(b)(c)	156	109,818
		7,611,108
Media - 0.0%
Innovid Corp. (a)	11,766	12,825
TOTAL COMMUNICATION SERVICES		16,924,274
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.1%
Mobileye Global, Inc.	1,700	65,314
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	27,500	881,778
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	25,960	3,384,146
Dollarama, Inc.	10,800	731,441
MercadoLibre, Inc. (a)	1,560	1,847,976
		5,963,563
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	11,000	1,409,760
Booking Holdings, Inc. (a)	445	1,201,647
Flutter Entertainment PLC (a)	10,474	2,101,713
Kura Sushi U.S.A., Inc. Class A (a)	3,500	325,325
		5,038,445
Specialty Retail - 2.9%
Five Below, Inc. (a)	8,100	1,591,974
TJX Companies, Inc.	53,358	4,524,225
		6,116,199
Textiles, Apparel & Luxury Goods - 1.7%
Compagnie Financiere Richemont SA Series A	1,000	169,868
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,697,242
LVMH Moet Hennessy Louis Vuitton SE	700	661,500
Samsonite International SA (a)(d)	391,545	1,104,281
		3,632,891
TOTAL CONSUMER DISCRETIONARY		21,698,190
CONSUMER STAPLES - 2.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	2,400	740,256
Monster Beverage Corp.	42,348	2,432,469
		3,172,725
Household Products - 0.3%
Energizer Holdings, Inc.	21,400	718,612
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	3,100	608,778
Kenvue, Inc.	12,800	338,176
		946,954
TOTAL CONSUMER STAPLES		4,838,291
ENERGY - 3.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	57,600	1,820,736
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	15,900	366,177
Canadian Natural Resources Ltd.	18,000	1,012,680
Cheniere Energy, Inc.	20,600	3,138,616
Denbury, Inc. (a)	6,000	517,560
New Fortress Energy, Inc.	15,600	417,768
Range Resources Corp.	29,100	855,540
		6,308,341
TOTAL ENERGY		8,129,077
FINANCIALS - 11.6%
Banks - 2.5%
JPMorgan Chase & Co.	36,600	5,323,104
Capital Markets - 2.7%
CME Group, Inc.	20,636	3,823,644
Morgan Stanley	22,810	1,947,974
		5,771,618
Financial Services - 3.4%
Block, Inc. Class A (a)	15,800	1,051,806
MasterCard, Inc. Class A	14,600	5,742,180
One97 Communications Ltd. (a)	11,200	118,712
Rocket Companies, Inc. (a)(e)	34,700	310,912
		7,223,610
Insurance - 3.0%
American Financial Group, Inc.	8,900	1,056,875
Arthur J. Gallagher & Co.	12,157	2,669,312
BRP Group, Inc. (a)	20,400	505,512
Marsh & McLennan Companies, Inc.	11,000	2,068,880
		6,300,579
TOTAL FINANCIALS		24,618,911
HEALTH CARE - 15.1%
Biotechnology - 5.7%
2seventy bio, Inc. (a)	2,300	23,276
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	47,000	11,750
rights (a)(c)	47,000	5,170
Alnylam Pharmaceuticals, Inc. (a)	5,679	1,078,669
Arcellx, Inc. (a)	1,700	53,754
Beam Therapeutics, Inc. (a)	2,100	67,053
Biogen, Inc. (a)	3,900	1,110,915
Cytokinetics, Inc. (a)	5,500	179,410
Evelo Biosciences, Inc. (a)	635	2,064
Galapagos NV sponsored ADR (a)	13,500	548,910
Gamida Cell Ltd. (a)(e)	75,514	145,742
Gamida Cell Ltd. warrants 4/21/28 (a)	11,600	12,854
Genmab A/S (a)	900	341,062
Hookipa Pharma, Inc. (a)	32,100	28,248
Immunocore Holdings PLC ADR (a)	4,600	275,816
Legend Biotech Corp. ADR (a)	5,500	379,665
Regeneron Pharmaceuticals, Inc. (a)	2,679	1,924,969
Repligen Corp. (a)	3,500	495,110
Seagen, Inc. (a)	9,100	1,751,386
Seres Therapeutics, Inc. (a)	10,900	52,211
Synlogic, Inc. (a)(e)	33,000	14,190
Vertex Pharmaceuticals, Inc. (a)	9,225	3,246,370
Vor Biopharma, Inc. (a)	19,984	61,751
XOMA Corp. (a)	10,300	194,567
		12,004,912
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	30,100	1,371,356
Boston Scientific Corp. (a)	54,600	2,953,314
Insulet Corp. (a)	400	115,336
Penumbra, Inc. (a)	2,800	963,368
		5,403,374
Health Care Providers & Services - 2.7%
HealthEquity, Inc. (a)	30,600	1,932,084
Option Care Health, Inc. (a)	21,600	701,784
UnitedHealth Group, Inc.	6,424	3,087,631
		5,721,499
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	10,100	290,729
Simulations Plus, Inc.	2,500	108,325
		399,054
Life Sciences Tools & Services - 3.1%
Bio-Techne Corp.	6,800	555,084
Bruker Corp.	14,600	1,079,232
Charles River Laboratories International, Inc. (a)	3,400	714,850
Codexis, Inc. (a)	12,700	35,560
Danaher Corp.	3,900	936,000
Sartorius Stedim Biotech	2,000	499,115
Thermo Fisher Scientific, Inc.	5,300	2,765,275
		6,585,116
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	7,300	75,701
AstraZeneca PLC sponsored ADR	20,300	1,452,871
Revance Therapeutics, Inc. (a)	13,700	346,747
		1,875,319
TOTAL HEALTH CARE		31,989,274
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.5%
Spirit AeroSystems Holdings, Inc. Class A	33,100	966,189
The Boeing Co. (a)	10,100	2,132,716
		3,098,905
Electrical Equipment - 1.5%
Bloom Energy Corp. Class A (a)(e)	3,900	63,765
Eaton Corp. PLC	10,700	2,151,770
Hubbell, Inc. Class B	2,600	862,056
		3,077,591
Ground Transportation - 2.7%
Uber Technologies, Inc. (a)	131,400	5,672,538
Industrial Conglomerates - 1.5%
General Electric Co.	29,700	3,262,545
Machinery - 3.9%
Energy Recovery, Inc. (a)	6,800	190,060
Ingersoll Rand, Inc.	63,422	4,145,262
PACCAR, Inc.	8,700	727,755
Parker Hannifin Corp.	4,700	1,833,188
Westinghouse Air Brake Tech Co.	12,500	1,370,875
		8,267,140
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	10,500	1,161,300
Professional Services - 2.7%
Equifax, Inc.	5,300	1,247,090
KBR, Inc.	55,785	3,629,372
TransUnion Holding Co., Inc.	11,200	877,296
		5,753,758
Trading Companies & Distributors - 1.2%
Ferguson PLC	15,477	2,439,284
TOTAL INDUSTRIALS		32,733,061
INFORMATION TECHNOLOGY - 31.9%
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd. (a)	71,212	1,968,300
Jabil, Inc.	10,700	1,154,851
		3,123,151
IT Services - 2.6%
Accenture PLC Class A	6,900	2,129,202
Gartner, Inc. (a)	1,800	630,558
MongoDB, Inc. Class A (a)	4,600	1,890,554
Shopify, Inc. Class A (a)	13,400	865,640
		5,515,954
Semiconductors & Semiconductor Equipment - 11.3%
Aixtron AG	21,800	739,574
Allegro MicroSystems LLC (a)	9,809	442,778
Analog Devices, Inc.	8,800	1,714,328
ASML Holding NV (depository receipt)	1,505	1,090,749
BE Semiconductor Industries NV	9,900	1,072,726
KLA Corp.	1,800	873,036
Marvell Technology, Inc.	8,900	532,042
Monolithic Power Systems, Inc.	1,200	648,276
NVIDIA Corp.	25,587	10,823,813
NXP Semiconductors NV	6,300	1,289,484
SiTime Corp. (a)	7,300	861,181
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	27,800	2,805,576
Universal Display Corp.	7,139	1,028,944
		23,922,507
Software - 14.1%
Confluent, Inc. (a)	37,600	1,327,656
HashiCorp, Inc. (a)	14,900	390,082
HubSpot, Inc. (a)	1,900	1,010,971
Intuit, Inc.	1,600	733,104
Manhattan Associates, Inc. (a)	6,100	1,219,268
Microsoft Corp.	49,942	17,007,248
NICE Ltd. sponsored ADR (a)	2,900	598,850
Oracle Corp.	42,500	5,061,325
ServiceNow, Inc. (a)	700	393,379
Synopsys, Inc. (a)	4,300	1,872,263
Volue A/S (a)	48,500	81,604
		29,695,750
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	26,260	5,093,652
TOTAL INFORMATION TECHNOLOGY		67,351,014
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	18,500	145,965
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	20,800	655,616
Brookfield Renewable Partners LP	4,000	117,960
		773,576
TOTAL COMMON STOCKS (Cost $151,664,075)		209,201,633

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	5,300	22,472
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	17,672	54,253
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	3,438	125,865
Series C3 (a)(b)(c)	4,298	157,350
Series C4 (a)(b)(c)	1,252	45,836
Series C5 (a)(b)(c)	2,617	95,808
		424,859
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		501,584

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $49,600)	49,600	49,600

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	1,070,399	1,070,613
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	421,345	421,387
TOTAL MONEY MARKET FUNDS (Cost $1,492,000)		1,492,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $153,717,509)	211,244,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	12,512
NET ASSETS - 100.0%	211,257,329

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $951,731 or 0.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,281 or 0.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584

ElevateBio LLC Series C	3/09/21	22,234

Epic Games, Inc.	3/29/21	138,060

Evolent Health, Inc.	3/28/23	292,900

Illuminated Holdings, Inc. Series C2	7/07/20	85,950

Illuminated Holdings, Inc. Series C3	7/07/20	128,940

Illuminated Holdings, Inc. Series C4	1/08/21	45,072

Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Illuminated Holdings, Inc. 0%	6/14/23	49,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,764,138	18,478,225	20,171,750	41,521	-	-	1,070,613	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	1,089,387	9,161,464	9,829,464	17,131	-	-	421,387	0.0%
Total	3,853,525	27,639,689	30,001,214	58,652	-	-	1,492,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	16,924,274	16,814,456	-	109,818
Consumer Discretionary	21,698,190	18,949,302	2,748,888	-
Consumer Staples	4,838,291	4,838,291	-	-
Energy	8,129,077	8,129,077	-	-
Financials	24,618,911	24,500,199	118,712	-
Health Care	32,011,746	31,327,709	644,645	39,392
Industrials	32,733,061	32,733,061	-	-
Information Technology	67,405,267	67,351,014	-	54,253
Materials	570,824	145,965	-	424,859
Utilities	773,576	773,576	-	-

Corporate Bonds	49,600	-	-	49,600

Money Market Funds	1,492,000	1,492,000	-	-
Total Investments in Securities:	211,244,817	207,054,650	3,512,245	677,922
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $407,103) - See accompanying schedule:
Unaffiliated issuers (cost $152,225,509)	$209,752,817
Fidelity Central Funds (cost $1,492,000)	1,492,000

Total Investment in Securities (cost $153,717,509)		$211,244,817
Cash		641
Foreign currency held at value (cost $3,512)		3,513
Receivable for investments sold		726,023
Dividends receivable		62,474
Distributions receivable from Fidelity Central Funds		10,578
Total assets		212,048,046
Liabilities
Payable for investments purchased	$92,512
Payable for fund shares redeemed	127,021
Accrued management fee	90,323
Distribution and service plan fees payable	3,224
Other affiliated payables	27,589
Other payables and accrued expenses	28,848
Collateral on securities loaned	421,200
Total Liabilities		790,717
Net Assets		$211,257,329
Net Assets consist of:
Paid in capital		$151,202,135
Total accumulated earnings (loss)		60,055,194
Net Assets		$211,257,329

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($23,454,817 ÷ 1,528,317 shares)		$15.35
Service Class :
Net Asset Value , offering price and redemption price per share ($457,963 ÷ 30,393 shares)		$15.07
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($15,295,485 ÷ 1,046,756 shares)		$14.61
Investor Class :
Net Asset Value , offering price and redemption price per share ($172,049,064 ÷ 11,252,805 shares)		$15.29

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$963,981
Income from Fidelity Central Funds (including $17,131 from security lending)		58,652
Total Income		1,022,633
Expenses
Management fee	$504,960
Transfer agent fees	119,719
Distribution and service plan fees	18,278
Accounting fees	34,038
Custodian fees and expenses	9,999
Independent trustees' fees and expenses	632
Audit	23,961
Legal	4,211
Miscellaneous	407
Total expenses before reductions	716,205
Expense reductions	(4,303)
Total expenses after reductions		711,902
Net Investment income (loss)		310,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,367,856
Foreign currency transactions	4,083
Total net realized gain (loss)		2,371,939
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,972,369
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		28,972,463
Net gain (loss)		31,344,402
Net increase (decrease) in net assets resulting from operations		$31,655,133

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$310,731	$741,820
Net realized gain (loss)	2,371,939	9,662,143
Change in net unrealized appreciation (depreciation)	28,972,463	(61,290,193)
Net increase (decrease) in net assets resulting from operations	31,655,133	(50,886,230)
Distributions to shareholders	(9,955,611)	(26,356,824)

Share transactions - net increase (decrease)	9,866,634	3,303,432
Total increase (decrease) in net assets	31,566,156	(73,939,622)

Net Assets
Beginning of period	179,691,173	253,630,795
End of period	$211,257,329	$179,691,173

VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$19.62	$17.36	$13.20	$12.24	$14.43
Income from Investment Operations
Net investment income (loss) A,B	.03	.07	.09 C	.03	.07	.08
Net realized and unrealized gain (loss)	2.36	(3.87)	3.96	4.35	3.21	(.73) D
Total from investment operations	2.39	(3.80)	4.05	4.38	3.28	(.65)
Distributions from net investment income	(.02)	(.05)	(.11) E	(.03)	(.08)	(.08)
Distributions from net realized gain	(.73)	(2.05)	(1.67) E	(.19)	(2.24)	(1.46)
Total distributions	(.76) F	(2.10)	(1.79) F	(.22)	(2.32)	(1.54)
Net asset value, end of period	$15.35	$13.72	$19.62	$17.36	$13.20	$12.24
Total Return G,H,I	17.90%	(20.87)%	24.63%	33.61%	30.08%	(4.89)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.66% L	.67%	.66%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.66% L	.66%	.66%	.68%	.68%	.69%
Expenses net of all reductions	.66% L	.66%	.66%	.68%	.68%	.68%
Net investment income (loss)	.40% L	.45%	.51% C	.19%	.57%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$23,455	$20,784	$30,029	$26,104	$22,638	$20,701
Portfolio turnover rate M	59% L	55%	61%	62%	66%	155%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.25)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.49	$19.33	$17.13	$13.03	$12.11	$14.28
Income from Investment Operations
Net investment income (loss) A,B	.02	.05	.08 C	.01	.06	.06
Net realized and unrealized gain (loss)	2.32	(3.80)	3.89	4.30	3.17	(.71) D
Total from investment operations	2.34	(3.75)	3.97	4.31	3.23	(.65)
Distributions from net investment income	(.02)	(.03)	(.09) E	(.02)	(.07)	(.06)
Distributions from net realized gain	(.73)	(2.05)	(1.67) E	(.19)	(2.24)	(1.46)
Total distributions	(.76) F	(2.09) F	(1.77) F	(.21)	(2.31)	(1.52)
Net asset value, end of period	$15.07	$13.49	$19.33	$17.13	$13.03	$12.11
Total Return G,H,I	17.82%	(20.94)%	24.47%	33.48%	29.96%	(4.97)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.76% L	.77%	.76%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76% L	.76%	.76%	.78%	.78%	.79%
Expenses net of all reductions	.76% L	.76%	.76%	.78%	.78%	.78%
Net investment income (loss)	.30% L	.35%	.42% C	.09%	.47%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$458	$358	$445	$327	$287	$265
Portfolio turnover rate M	59% L	55%	61%	62%	66%	155%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.33)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.11	$18.85	$16.74	$12.74	$11.88	$14.05
Income from Investment Operations
Net investment income (loss) A,B	.01	.03	.05 C	(.01)	.04	.04
Net realized and unrealized gain (loss)	2.24	(3.70)	3.79	4.21	3.11	(.71) D
Total from investment operations	2.25	(3.67)	3.84	4.20	3.15	(.67)
Distributions from net investment income	(.02)	(.02)	(.05) E	(.01)	(.05)	(.05)
Distributions from net realized gain	(.73)	(2.05)	(1.67) E	(.19)	(2.24)	(1.46)
Total distributions	(.75)	(2.07)	(1.73) F	(.20)	(2.29)	(1.50) F
Net asset value, end of period	$14.61	$13.11	$18.85	$16.74	$12.74	$11.88
Total Return G,H,I	17.69%	(21.05)%	24.27%	33.34%	29.82%	(5.17)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.91% L	.92%	.91%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91% L	.91%	.91%	.93%	.93%	.94%
Expenses net of all reductions	.91% L	.91%	.91%	.93%	.93%	.93%
Net investment income (loss)	.15% L	.20%	.26% C	(.06)%	.32%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$15,295	$13,739	$19,579	$18,900	$15,870	$14,533
Portfolio turnover rate M	59% L	55%	61%	62%	66%	155%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.32 per share. Excluding this reimbursement, the total return would have been (7.53)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$19.56	$17.32	$13.17	$12.21	$14.40
Income from Investment Operations
Net investment income (loss) A,B	.02	.06	.08 C	.02	.06	.06
Net realized and unrealized gain (loss)	2.35	(3.85)	3.93	4.34	3.21	(.72) D
Total from investment operations	2.37	(3.79)	4.01	4.36	3.27	(.66)
Distributions from net investment income	(.02)	(.04)	(.09) E	(.02)	(.07)	(.07)
Distributions from net realized gain	(.73)	(2.05)	(1.67) E	(.19)	(2.24)	(1.46)
Total distributions	(.76) F	(2.09)	(1.77) F	(.21)	(2.31)	(1.53)
Net asset value, end of period	$15.29	$13.68	$19.56	$17.32	$13.17	$12.21
Total Return G,H,I	17.79%	(20.88)%	24.46%	33.54%	30.07%	(5.00)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.74% L	.74%	.73%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.74% L	.74%	.73%	.76%	.76%	.77%
Expenses net of all reductions	.74% L	.74%	.73%	.75%	.76%	.76%
Net investment income (loss)	.33% L	.38%	.44% C	.12%	.50%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$172,049	$144,809	$203,577	$160,175	$124,723	$108,561
Portfolio turnover rate M	59% L	55%	61%	62%	66%	155%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.36)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or ETFs. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax   regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,492,245
Gross unrealized depreciation	(6,064,110)
Net unrealized appreciation (depreciation)	$57,428,135
Tax cost	$153,816,682

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	57,578,666	56,064,505

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$206
Service Class 2	18,072
$18,278

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$6,866.06
Service Class	130.06
Service Class 2	4,554.06
Investor Class	108,169.14
	$119,719

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Dynamic Capital Appreciation Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Dynamic Capital Appreciation Portfolio	$836

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Dynamic Capital Appreciation Portfolio	1,851,300	4,462,695	813,931

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Dynamic Capital Appreciation Portfolio	$183

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Dynamic Capital Appreciation Portfolio	$1,837	$1,888	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,303.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$ 1,136,628	$3,143,134
Service Class	21,789	48,086
Service Class 2	780,644	2,058,569
Investor Class	8,016,550	21,107,035
Total	$9,955,611	$26,356,824

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	74,107	71,549	$1,057,031	$1,052,691
Reinvestment of distributions	80,841	196,532	1,136,628	3,143,134
Shares redeemed	(140,986)	(284,462)	(1,951,323)	(4,322,145)
Net increase (decrease)	13,962	(16,381)	$242,336	$(126,320)
Service Class
Shares sold	2,438	28,979	$35,322	$398,871
Reinvestment of distributions	1,539	3,055	21,247	48,062
Shares redeemed	(127)	(28,506)	(1,769)	(412,663)
Net increase (decrease)	3,850	3,528	$54,800	$34,270
Service Class 2
Shares sold	26,849	127,017	$363,894	$1,818,111
Reinvestment of distributions	58,257	134,480	780,644	2,058,569
Shares redeemed	(86,227)	(252,412)	(1,178,236)	(3,709,828)
Net increase (decrease)	(1,121)	9,085	$(33,698)	$166,852
Investor Class
Shares sold	530,705	538,215	$7,747,581	$7,864,653
Reinvestment of distributions	572,202	1,323,379	8,016,550	21,107,034
Shares redeemed	(436,031)	(1,682,766)	(6,160,935)	(25,743,057)
Net increase (decrease)	666,876	178,828	$9,603,196	$3,228,630

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Dynamic Capital Appreciation Portfolio	92%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Dynamic Capital Appreciation Portfolio
Initial Class	.66%
Actual		$ 1,000	$ 1,179.00	$ 3.57
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000	$ 1,178.20	$ 4.10
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Service Class 2	.91%
Actual		$ 1,000	$ 1,176.90	$ 4.91
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000	$ 1,177.90	$ 4.00
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Dynamic Capital Appreciation Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.761772.122
VIPDCA-SANN-0823
Fidelity® Variable Insurance Products:

VIP Mid Cap Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Jabil, Inc.	2.0
Deckers Outdoor Corp.	1.9
ITT, Inc.	1.4
KBR, Inc.	1.4
Flex Ltd.	1.3
Primerica, Inc.	1.3
Churchill Downs, Inc.	1.3
Builders FirstSource, Inc.	1.2
Regal Rexnord Corp.	1.2
Dynatrace, Inc.	1.2
14.2

Market Sectors (% of Fund's net assets)

Industrials	22.4
Financials	13.2
Information Technology	12.7
Consumer Discretionary	12.6
Health Care	8.5
Real Estate	7.4
Materials	7.2
Consumer Staples	4.5
Energy	4.4
Utilities	3.7
Communication Services	2.5

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Entertainment - 1.1%
Endeavor Group Holdings, Inc. (a)	694,200	16,605,264
Live Nation Entertainment, Inc. (a)	192,294	17,519,906
Spotify Technology SA (a)(b)	142,200	22,830,210
World Wrestling Entertainment, Inc. Class A (b)	199,300	21,618,071
		78,573,451
Interactive Media & Services - 0.9%
Bumble, Inc. (a)	1,507,200	25,290,816
IAC, Inc. (a)	530,975	33,345,230
		58,636,046
Media - 0.5%
Interpublic Group of Companies, Inc. (b)	891,942	34,411,122
TOTAL COMMUNICATION SERVICES		171,620,619
CONSUMER DISCRETIONARY - 12.6%
Automobile Components - 0.5%
Autoliv, Inc.	427,100	36,320,584
Distributors - 0.3%
Pool Corp.	47,000	17,608,080
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (a)(b)	628,300	11,705,229
Grand Canyon Education, Inc. (a)	210,300	21,705,063
		33,410,292
Hotels, Restaurants & Leisure - 4.1%
Amadeus IT Holding SA Class A	554,300	42,158,195
ARAMARK Holdings Corp. (b)	1,248,458	53,746,117
Bowlero Corp. Class A (a)(b)(c)	1,602,377	18,651,668
Caesars Entertainment, Inc. (a)	338,906	17,274,039
Churchill Downs, Inc.	632,704	88,053,416
Jubilant Foodworks Ltd.	750,700	4,597,716
Light & Wonder, Inc. Class A (a)	428,100	29,436,156
Noodles & Co. (a)	1,686,160	5,699,221
Red Rock Resorts, Inc.	320,700	15,002,346
Xponential Fitness, Inc. (a)(b)	219,777	3,791,153
		278,410,027
Household Durables - 2.0%
KB Home	371,618	19,216,367
NVR, Inc. (a)	7,258	46,092,800
Taylor Morrison Home Corp. (a)	1,306,712	63,728,344
Vizio Holding Corp. (a)	933,000	6,297,750
		135,335,261
Leisure Products - 0.3%
YETI Holdings, Inc. (a)(b)	612,820	23,801,929
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	318,330	17,205,737
America's Car Mart, Inc. (a)	116,649	11,639,237
Dick's Sporting Goods, Inc. (b)	432,136	57,124,058
Five Below, Inc. (a)	224,746	44,171,579
Floor & Decor Holdings, Inc. Class A (a)(b)	169,600	17,631,616
Revolve Group, Inc. (a)(b)	354,481	5,813,488
Williams-Sonoma, Inc. (b)	413,923	51,798,324
		205,384,039
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)	242,239	127,819,831
TOTAL CONSUMER DISCRETIONARY		858,090,043
CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	99,800	30,782,312
Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,118,799	70,495,525
Performance Food Group Co. (a)	1,064,000	64,095,360
Sprouts Farmers Market LLC (a)(b)	805,700	29,593,361
U.S. Foods Holding Corp. (a)	1,585,540	69,763,760
		233,948,006
Food Products - 0.5%
Nomad Foods Ltd. (a)	1,330,001	23,301,618
Westrock Coffee Holdings (b)	1,043,826	11,346,389
		34,648,007
Personal Care Products - 0.1%
Olaplex Holdings, Inc. (a)	2,118,400	7,880,448
TOTAL CONSUMER STAPLES		307,258,773
ENERGY - 4.4%
Energy Equipment & Services - 2.6%
Baker Hughes Co. Class A	1,222,548	38,644,742
Nextier Oilfield Solutions, Inc. (a)	3,392,300	30,327,162
NOV, Inc.	1,098,900	17,626,356
TechnipFMC PLC (a)	3,787,900	62,954,898
Valaris Ltd. (a)	409,761	25,786,260
		175,339,418
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)	933,025	21,487,566
Cheniere Energy, Inc.	108,870	16,587,433
Hess Corp.	110,388	15,007,249
Magnolia Oil & Gas Corp. Class A	747,031	15,612,948
New Fortress Energy, Inc. (b)	875,462	23,444,872
Ovintiv, Inc.	348,900	13,282,623
Range Resources Corp.	718,368	21,120,019
		126,542,710
TOTAL ENERGY		301,882,128
FINANCIALS - 13.2%
Banks - 3.6%
Associated Banc-Corp.	1,235,600	20,053,788
Bancorp, Inc., Delaware (a)	1,831,222	59,789,398
Cadence Bank	771,200	15,146,368
East West Bancorp, Inc.	1,036,217	54,701,895
Popular, Inc.	625,327	37,844,790
Signature Bank	299,630	62,922
Wintrust Financial Corp.	805,141	58,469,339
		246,068,500
Capital Markets - 2.2%
Ameriprise Financial, Inc.	122,327	40,632,136
Northern Trust Corp.	451,055	33,441,218
Raymond James Financial, Inc. (b)	405,697	42,099,178
TMX Group Ltd.	1,354,500	30,479,445
		146,651,977
Financial Services - 1.9%
Equitable Holdings, Inc.	625,444	16,987,059
Essent Group Ltd.	642,304	30,059,827
Euronet Worldwide, Inc. (a)	458,422	53,804,990
Shift4 Payments, Inc. (a)(b)	427,800	29,051,898
		129,903,774
Insurance - 5.5%
American Financial Group, Inc.	215,313	25,568,419
Arch Capital Group Ltd. (a)	653,900	48,944,415
Assurant, Inc.	208,627	26,228,586
Hartford Financial Services Group, Inc.	694,522	50,019,474
Old Republic International Corp.	1,726,310	43,451,223
Primerica, Inc.	455,347	90,049,423
Reinsurance Group of America, Inc.	465,978	64,626,489
Selective Insurance Group, Inc.	307,600	29,514,220
		378,402,249
TOTAL FINANCIALS		901,026,500
HEALTH CARE - 8.5%
Biotechnology - 1.5%
Argenx SE ADR (a)	35,652	13,894,654
Arrowhead Pharmaceuticals, Inc. (a)	237,083	8,454,380
Blueprint Medicines Corp. (a)	159,900	10,105,680
Legend Biotech Corp. ADR (a)	213,500	14,737,905
Repligen Corp. (a)	76,500	10,821,690
United Therapeutics Corp. (a)	211,400	46,666,550
		104,680,859
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	728,243	39,390,664
Envista Holdings Corp. (a)	507,866	17,186,185
Hologic, Inc. (a)	252,072	20,410,270
Masimo Corp. (a)	261,800	43,079,190
ResMed, Inc.	83,585	18,263,323
The Cooper Companies, Inc.	76,439	29,309,006
Zimmer Biomet Holdings, Inc.	373,832	54,429,939
		222,068,577
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)	1,065,200	18,470,568
Encompass Health Corp.	517,000	35,006,070
Guardant Health, Inc. (a)	166,000	5,942,800
Molina Healthcare, Inc. (a)	121,468	36,591,020
Option Care Health, Inc. (a)	1,489,320	48,388,007
		144,398,465
Health Care Technology - 0.2%
Evolent Health, Inc. (d)	573,000	16,493,805
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	42,300	16,036,776
ICON PLC (a)	75,354	18,853,571
Thermo Fisher Scientific, Inc.	32,661	17,040,877
		51,931,224
Pharmaceuticals - 0.6%
UCB SA	468,200	41,485,067
TOTAL HEALTH CARE		581,057,997
INDUSTRIALS - 22.4%
Aerospace & Defense - 1.5%
AerSale Corp. (a)	1,062,000	15,611,400
Axon Enterprise, Inc. (a)(b)	85,754	16,732,320
Howmet Aerospace, Inc.	1,070,552	53,056,557
Spirit AeroSystems Holdings, Inc. Class A	617,300	18,018,987
		103,419,264
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)(b)	837,232	52,594,914
Building Products - 1.4%
Builders FirstSource, Inc. (a)(b)	627,971	85,404,056
Trex Co., Inc. (a)	196,800	12,902,208
		98,306,264
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	1,148,821	31,087,096
Construction & Engineering - 2.1%
Quanta Services, Inc.	337,569	66,315,430
Willscot Mobile Mini Holdings (a)	1,558,619	74,486,402
		140,801,832
Electrical Equipment - 4.8%
Acuity Brands, Inc.	200,523	32,701,291
AMETEK, Inc.	402,626	65,177,097
Array Technologies, Inc. (a)	1,112,300	25,137,980
Generac Holdings, Inc. (a)	259,290	38,667,918
nVent Electric PLC	621,900	32,133,573
Regal Rexnord Corp.	533,664	82,130,890
Sunrun, Inc. (a)(b)	1,311,746	23,427,784
Vertiv Holdings Co.	1,206,600	29,887,482
		329,264,015
Ground Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	146,000	26,430,380
RXO, Inc.	870,300	19,729,701
U-Haul Holding Co. (b)	223,100	12,341,892
		58,501,973
Machinery - 5.7%
Chart Industries, Inc. (a)(b)	316,400	50,557,556
Crane Co. (b)	649,736	57,904,472
Crane Nxt Co. (b)	547,536	30,902,932
Fortive Corp.	761,814	56,960,833
Hillenbrand, Inc.	361,600	18,542,848
IDEX Corp.	193,294	41,608,466
Ingersoll Rand, Inc.	561,000	36,666,960
ITT, Inc. (b)	1,055,609	98,393,315
		391,537,382
Marine Transportation - 0.3%
Clarkson PLC	481,675	18,107,127
Professional Services - 3.8%
ASGN, Inc. (a)	387,106	29,276,827
FTI Consulting, Inc. (a)(b)	287,700	54,720,540
KBR, Inc.	1,423,039	92,582,917
Maximus, Inc.	652,900	55,176,579
WNS Holdings Ltd. sponsored ADR (a)	413,403	30,476,069
		262,232,932
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	3,266	473,015
NOW, Inc. (a)	1,922,800	19,920,208
RS GROUP PLC	2,373,799	22,917,938
		43,311,161
TOTAL INDUSTRIALS		1,529,163,960
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.8%
Digi International, Inc. (a)	1,379,301	54,330,666
Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	181,176	33,245,796
Flex Ltd. (a)	3,307,300	91,413,772
IPG Photonics Corp. (a)	222,800	30,260,696
Jabil, Inc. (b)	1,275,175	137,629,636
		292,549,900
IT Services - 0.4%
Endava PLC ADR (a)	149,000	7,716,710
Wix.com Ltd. (a)	249,800	19,544,352
		27,261,062
Semiconductors & Semiconductor Equipment - 5.1%
Allegro MicroSystems LLC (a)	418,700	18,900,118
Axcelis Technologies, Inc. (a)	89,400	16,389,702
Lattice Semiconductor Corp. (a)	586,600	56,354,662
Marvell Technology, Inc.	303,978	18,171,805
MKS Instruments, Inc. (b)	451,271	48,782,395
Nova Ltd. (a)	208,600	24,468,780
ON Semiconductor Corp. (a)	760,214	71,901,040
Skyworks Solutions, Inc.	184,700	20,444,443
SolarEdge Technologies, Inc. (a)	66,643	17,930,299
Teradyne, Inc.	509,545	56,727,645
		350,070,889
Software - 1.6%
Dynatrace, Inc. (a)	1,511,749	77,809,721
PowerSchool Holdings, Inc. (a)	834,800	15,978,072
Zoom Video Communications, Inc. Class A (a)	235,500	15,985,740
		109,773,533
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (a)	707,800	12,556,372
Super Micro Computer, Inc. (a)	73,100	18,220,175
		30,776,547
TOTAL INFORMATION TECHNOLOGY		864,762,597
MATERIALS - 7.2%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	1,242,300	40,759,863
Cabot Corp.	167,000	11,170,630
Celanese Corp. Class A	324,237	37,546,645
Element Solutions, Inc.	2,726,105	52,341,216
		141,818,354
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	133,937	61,837,374
Containers & Packaging - 1.1%
Aptargroup, Inc.	297,300	34,445,178
Avery Dennison Corp.	241,783	41,538,319
		75,983,497
Metals & Mining - 3.1%
Commercial Metals Co.	556,100	29,284,226
First Quantum Minerals Ltd.	2,634,000	62,313,312
Reliance Steel & Aluminum Co.	274,227	74,477,311
Wheaton Precious Metals Corp.	961,700	41,589,578
		207,664,427
TOTAL MATERIALS		487,303,652
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	147,783	16,771,893
CubeSmart	1,188,300	53,069,478
EastGroup Properties, Inc.	396,300	68,797,680
Equity Lifestyle Properties, Inc.	282,900	18,923,181
Essex Property Trust, Inc.	96,500	22,609,950
Invitation Homes, Inc.	1,387,472	47,729,037
Lamar Advertising Co. Class A	633,381	62,863,064
Mid-America Apartment Communities, Inc.	100,105	15,201,945
NNN (REIT), Inc.	537,811	23,012,933
Ryman Hospitality Properties, Inc.	585,700	54,423,244
Sun Communities, Inc.	133,600	17,429,456
Terreno Realty Corp.	274,300	16,485,430
Ventas, Inc.	1,078,237	50,968,263
		468,285,554
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	323,928	26,144,229
Zillow Group, Inc. Class C (a)	161,600	8,122,016
		34,266,245
TOTAL REAL ESTATE		502,551,799
UTILITIES - 3.7%
Electric Utilities - 2.3%
Constellation Energy Corp.	565,300	51,753,215
OGE Energy Corp. (b)	1,739,800	62,476,218
PG&E Corp. (a)	2,521,000	43,562,880
		157,792,313
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. Class C	1,205,854	34,439,190
NextEra Energy Partners LP	290,723	17,047,997
The AES Corp.	803,038	16,646,978
		68,134,165
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	503,600	28,584,336
TOTAL UTILITIES		254,510,814
TOTAL COMMON STOCKS (Cost $5,069,121,890)		6,759,228,882

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	54,552,610	54,563,521
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	370,144,838	370,181,853
TOTAL MONEY MARKET FUNDS (Cost $424,745,374)		424,745,374

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $5,493,867,264)	7,183,974,256
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(362,275,870)
NET ASSETS - 100.0%	6,821,698,386

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,493,805 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	16,617,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	101,362,444	542,746,777	589,545,700	1,774,168	-	-	54,563,521	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	208,510,362	1,116,510,139	954,838,648	962,720	-	-	370,181,853	1.3%
Total	309,872,806	1,659,256,916	1,544,384,348	2,736,888	-	-	424,745,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Bowlero Corp. Class A	11,981,024	13,781,735	2,902,750	-	(1,191,385)	(3,016,956)	18,651,668
Noodles & Co.	16,771,730	-	4,722,182	-	(6,454,131)	103,804	-
Total	28,752,754	13,781,735	7,624,932	-	(7,645,516)	(2,913,152)	18,651,668

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	171,620,619	171,620,619	-	-
Consumer Discretionary	858,090,043	853,492,327	4,597,716	-
Consumer Staples	307,258,773	307,258,773	-	-
Energy	301,882,128	301,882,128	-	-
Financials	901,026,500	901,026,500	-	-
Health Care	581,057,997	564,564,192	16,493,805	-
Industrials	1,529,163,960	1,529,163,960	-	-
Information Technology	864,762,597	864,762,597	-	-
Materials	487,303,652	487,303,652	-	-
Real Estate	502,551,799	502,551,799	-	-
Utilities	254,510,814	254,510,814	-	-

Money Market Funds	424,745,374	424,745,374	-	-
Total Investments in Securities:	7,183,974,256	7,162,882,735	21,091,521	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $365,535,879) - See accompanying schedule:
Unaffiliated issuers (cost $5,047,493,680)	$6,740,577,214
Fidelity Central Funds (cost $424,745,374)	424,745,374
Other affiliated issuers (cost $21,628,210)	18,651,668

Total Investment in Securities (cost $5,493,867,264)		$7,183,974,256
Foreign currency held at value (cost $47,356)		47,109
Receivable for investments sold		36,279,214
Receivable for fund shares sold		5,498,536
Dividends receivable		6,018,406
Distributions receivable from Fidelity Central Funds		351,115
Other receivables		122,516
Total assets		7,232,291,152
Liabilities
Payable for investments purchased	$30,746,770
Payable for fund shares redeemed	5,330,056
Accrued management fee	2,905,042
Distribution and service plan fees payable	863,888
Other affiliated payables	476,204
Other payables and accrued expenses	104,522
Collateral on securities loaned	370,166,284
Total Liabilities		410,592,766
Net Assets		$6,821,698,386
Net Assets consist of:
Paid in capital		$4,957,789,506
Total accumulated earnings (loss)		1,863,908,880
Net Assets		$6,821,698,386

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($1,508,665,577 ÷ 42,738,733 shares)		$35.30
Service Class :
Net Asset Value , offering price and redemption price per share ($630,958,780 ÷ 18,140,227 shares)		$34.78
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($4,030,138,943 ÷ 119,893,958 shares)		$33.61
Investor Class :
Net Asset Value , offering price and redemption price per share ($651,935,086 ÷ 18,645,282 shares)		$34.97

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$39,753,610
Income from Fidelity Central Funds (including $962,720 from security lending)		2,736,888
Total Income		42,490,498
Expenses
Management fee	$17,444,342
Transfer agent fees	2,342,608
Distribution and service plan fees	5,178,535
Accounting fees	512,932
Custodian fees and expenses	33,911
Independent trustees' fees and expenses	21,979
Audit	33,055
Legal	13,246
Miscellaneous	18,640
Total expenses before reductions	25,599,248
Expense reductions	(157,618)
Total expenses after reductions		25,441,630
Net Investment income (loss)		17,048,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	170,739,825
Affiliated issuers	(7,645,516)
Foreign currency transactions	74,423
Total net realized gain (loss)		163,168,732
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	330,494,587
Affiliated issuers	(2,913,152)
Assets and liabilities in foreign currencies	(616)
Total change in net unrealized appreciation (depreciation)		327,580,819
Net gain (loss)		490,749,551
Net increase (decrease) in net assets resulting from operations		$507,798,419

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,048,868	$29,380,299
Net realized gain (loss)	163,168,732	318,370,136
Change in net unrealized appreciation (depreciation)	327,580,819	(1,557,891,401)
Net increase (decrease) in net assets resulting from operations	507,798,419	(1,210,140,966)
Distributions to shareholders	(16,134,136)	(483,587,759)

Share transactions - net increase (decrease)	(123,333,030)	(99,655,685)
Total increase (decrease) in net assets	368,331,253	(1,793,384,410)

Net Assets
Beginning of period	6,453,367,133	8,246,751,543
End of period	$6,821,698,386	$6,453,367,133

VIP Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.72	$41.17	$38.72	$32.95	$30.19	$38.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.23	.15	.27	.23
Net realized and unrealized gain (loss)	2.55	(6.16)	9.57	5.83	6.39	(5.47)
Total from investment operations	2.66	(5.95)	9.80	5.98	6.66	(5.24)
Distributions from net investment income	-	(.17) C	(.28)	(.21)	(.28)	(.24)
Distributions from net realized gain	(.08)	(2.33) C	(7.07)	-	(3.63)	(3.27)
Total distributions	(.08)	(2.50)	(7.35)	(.21)	(3.90) D	(3.51)
Net asset value, end of period	$35.30	$32.72	$41.17	$38.72	$32.95	$30.19
Total Return E,F,G	8.12%	(14.74)%	25.60%	18.19%	23.45%	(14.54)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.61%	.61%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.60% J	.60%	.60%	.62%	.62%	.62%
Expenses net of all reductions	.60% J	.60%	.60%	.62%	.61%	.62%
Net investment income (loss)	.68% J	.60%	.52%	.48%	.88%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,508,666	$1,455,364	$1,810,651	$1,579,450	$843,080	$1,141,305
Portfolio turnover rate K	41% J	31%	37% L	44%	34%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.25	$40.63	$38.28	$32.59	$29.90	$38.60
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.18	.12	.24	.19
Net realized and unrealized gain (loss)	2.51	(6.09)	9.47	5.74	6.33	(5.42)
Total from investment operations	2.61	(5.92)	9.65	5.86	6.57	(5.23)
Distributions from net investment income	-	(.13) C	(.23)	(.17)	(.25)	(.20)
Distributions from net realized gain	(.08)	(2.33) C	(7.07)	-	(3.63)	(3.27)
Total distributions	(.08)	(2.46)	(7.30)	(.17)	(3.88)	(3.47)
Net asset value, end of period	$34.78	$32.25	$40.63	$38.28	$32.59	$29.90
Total Return D,E,F	8.09%	(14.85)%	25.51%	18.04%	23.35%	(14.64)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.71%	.71%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70% I	.70%	.70%	.72%	.72%	.72%
Expenses net of all reductions	.70% I	.70%	.70%	.72%	.71%	.72%
Net investment income (loss)	.58% I	.50%	.42%	.38%	.78%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$630,959	$586,964	$726,039	$642,654	$564,678	$504,156
Portfolio turnover rate J	41% I	31%	37% K	44%	34%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.20	$39.39	$37.29	$31.75	$29.22	$37.79
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.11	.07	.19	.13
Net realized and unrealized gain (loss)	2.42	(5.90)	9.22	5.59	6.18	(5.28)
Total from investment operations	2.49	(5.78)	9.33	5.66	6.37	(5.15)
Distributions from net investment income	-	(.08) C	(.16)	(.12)	(.21)	(.15)
Distributions from net realized gain	(.08)	(2.33) C	(7.07)	-	(3.63)	(3.27)
Total distributions	(.08)	(2.41)	(7.23)	(.12)	(3.84)	(3.42)
Net asset value, end of period	$33.61	$31.20	$39.39	$37.29	$31.75	$29.22
Total Return D,E,F	7.97%	(14.97)%	25.31%	17.87%	23.17%	(14.77)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86% I	.86%	.86%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.85% I	.85%	.85%	.87%	.87%	.87%
Expenses net of all reductions	.85% I	.85%	.85%	.87%	.86%	.87%
Net investment income (loss)	.43% I	.35%	.27%	.23%	.63%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$4,030,139	$3,776,819	$4,970,428	$4,807,908	$5,282,468	$4,526,446
Portfolio turnover rate J	41% I	31%	37% K	44%	34%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.42	$40.83	$38.44	$32.72	$30.01	$38.72
Income from Investment Operations
Net investment income (loss) A,B	.10	.18	.20	.12	.25	.20
Net realized and unrealized gain (loss)	2.53	(6.12)	9.51	5.78	6.34	(5.43)
Total from investment operations	2.63	(5.94)	9.71	5.90	6.59	(5.23)
Distributions from net investment income	-	(.14) C	(.24)	(.18)	(.26)	(.21)
Distributions from net realized gain	(.08)	(2.33) C	(7.07)	-	(3.63)	(3.27)
Total distributions	(.08)	(2.47)	(7.32) D	(.18)	(3.88) D	(3.48)
Net asset value, end of period	$34.97	$32.42	$40.83	$38.44	$32.72	$30.01
Total Return E,F,G	8.11%	(14.83)%	25.54%	18.08%	23.35%	(14.60)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68% J	.68%	.68%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.68% J	.68%	.68%	.70%	.70%	.70%
Expenses net of all reductions	.68% J	.68%	.68%	.69%	.69%	.70%
Net investment income (loss)	.60% J	.52%	.44%	.41%	.80%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$651,935	$634,220	$739,633	$593,584	$583,760	$530,794
Portfolio turnover rate K	41% J	31%	37% L	44%	34%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Mid Cap Portfolio	$64,214

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,018,681,647
Gross unrealized depreciation	(332,984,075)
Net unrealized appreciation (depreciation)	$1,685,697,572
Tax cost	$5,498,276,684

The Fund elected to defer to its next fiscal year approximately $2,350,503 of capital losses recognized during the period November 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	1,363,055,578	1,449,109,896
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$304,135
Service Class 2	4,874,400
$5,178,535

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$465,308.06
Service Class	191,605.06
Service Class 2	1,228,349.06
Investor Class	457,346.14
	$2,342,608
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Mid Cap Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Mid Cap Portfolio	$37,104

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	50,739,954	94,570,574	18,161,234
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Mid Cap Portfolio	$6,564
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Mid Cap Portfolio	$102,211	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,473.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $152,145.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$ 3,475,732	$107,333,067
Service Class	1,440,921	43,228,209
Service Class 2	9,669,572	287,207,276
Investor Class	1,547,911	45,819,207
Total	$16,134,136	$483,587,759
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Mid Cap Portfolio
Initial Class
Shares sold	727,168	1,959,807	$24,567,103	$68,533,102
Reinvestment of distributions	96,871	3,075,073	3,475,732	107,333,067
Shares redeemed	(2,568,232)	(4,527,612)	(87,393,264)	(158,853,983)
Net increase (decrease)	(1,744,193)	507,268	$(59,350,429)	$17,012,186
Service Class
Shares sold	598,658	1,591,303	$19,800,817	$56,040,722
Reinvestment of distributions	40,739	1,255,402	1,440,921	43,228,209
Shares redeemed	(696,821)	(2,517,964)	(23,326,509)	(87,089,991)
Net increase (decrease)	(57,424)	328,741	$(2,084,771)	$12,178,940
Service Class 2
Shares sold	9,401,682	6,492,926	$305,451,230	$219,838,257
Reinvestment of distributions	282,736	8,605,525	9,669,572	287,207,276
Shares redeemed	(10,852,276)	(20,223,486)	(346,163,917)	(684,617,429)
Net increase (decrease)	(1,167,858)	(5,125,035)	$(31,043,115)	$(177,571,896)
Investor Class
Shares sold	439,479	1,426,971	$14,922,467	$48,048,062
Reinvestment of distributions	43,542	1,325,820	1,547,911	45,819,207
Shares redeemed	(1,400,212)	(1,305,948)	(47,325,093)	(45,142,184)
Net increase (decrease)	(917,191)	1,446,843	$(30,854,715)	$48,725,085
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Mid Cap Portfolio	13%	1	13%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Mid Cap Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 1,081.20	$ 3.10
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Service Class	.70%
Actual		$ 1,000	$ 1,080.90	$ 3.61
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Service Class 2	.85%
Actual		$ 1,000	$ 1,079.70	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.58	$ 4.26
Investor Class	.68%
Actual		$ 1,000	$ 1,081.10	$ 3.51
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Mid Cap Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.723369.124
VIPMID-SANN-0823
Fidelity® Variable Insurance Products:

VIP Balanced Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.1
Apple, Inc.	4.1
Amazon.com, Inc.	2.3
NVIDIA Corp.	2.0
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Exxon Mobil Corp.	1.2
UnitedHealth Group, Inc.	1.1
Tesla, Inc.	1.0
Eli Lilly & Co.	1.0
20.7

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.5
Uniform Mortgage Backed Securities	2.3
Fannie Mae	2.0
Freddie Mac	1.7
Ginnie Mae	1.2
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.5
Morgan Stanley	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.3
25.2

Market Sectors (% of Fund's net assets)

Information Technology	17.4
Financials	12.9
Health Care	9.1
Consumer Discretionary	6.8
Communication Services	6.6
Industrials	5.8
Consumer Staples	5.3
Energy	3.7
Real Estate	2.4
Utilities	2.1
Materials	1.6

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%
Futures - 0.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 63.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	22,400	357,280
Cellnex Telecom SA (a)	53,300	2,151,374
Liberty Global PLC Class C (b)	102,263	1,817,214
		4,325,868
Entertainment - 1.1%
Activision Blizzard, Inc.	150,775	12,710,333
Cinemark Holdings, Inc. (b)(c)	120,082	1,981,353
Netflix, Inc. (b)	69,458	30,595,554
Sea Ltd. ADR (b)	112,900	6,552,716
Take-Two Interactive Software, Inc. (b)	43,418	6,389,393
The Walt Disney Co. (b)	134,932	12,046,729
World Wrestling Entertainment, Inc. Class A (c)	32,194	3,492,083
		73,768,161
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (b)	791,860	94,785,642
Class C (b)	390,640	47,255,721
Epic Games, Inc. (b)(d)(e)	1,812	1,275,576
Meta Platforms, Inc. Class A (b)	323,042	92,706,593
Pinterest, Inc. Class A (b)	68,300	1,867,322
Snap, Inc. Class A (b)	404,149	4,785,124
		242,675,978
Media - 0.5%
Altice U.S.A., Inc. Class A (b)(c)	147,845	446,492
Charter Communications, Inc. Class A (b)	16,000	5,877,920
Comcast Corp. Class A	442,409	18,382,094
Liberty Broadband Corp.:
Class A (b)	55,400	4,417,042
Class C (b)	49,000	3,925,390
		33,048,938
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	110,351	15,327,754
TOTAL COMMUNICATION SERVICES		369,146,699
CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.1%
Adient PLC (b)	107,200	4,107,904
Automobiles - 1.1%
Ferrari NV	19,300	6,276,553
Tesla, Inc. (b)	259,800	68,007,846
		74,284,399
Broadline Retail - 2.5%
Amazon.com, Inc. (b)	1,158,300	150,995,988
eBay, Inc.	199,400	8,911,186
		159,907,174
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	6,300	17,012,079
Caesars Entertainment, Inc. (b)	93,200	4,750,404
Churchill Downs, Inc.	66,200	9,213,054
Domino's Pizza, Inc.	16,500	5,560,335
Marriott International, Inc. Class A	90,400	16,605,576
McDonald's Corp.	41,800	12,473,538
Sweetgreen, Inc. Class A (b)	11,200	143,584
Yum! Brands, Inc.	88,800	12,303,240
		78,061,810
Household Durables - 0.1%
D.R. Horton, Inc.	12,600	1,533,294
Mohawk Industries, Inc. (b)	29,300	3,022,588
		4,555,882
Specialty Retail - 1.3%
Cazoo Group Ltd. (b)(d)	2,820	3,328
Fast Retailing Co. Ltd.	13,500	3,462,410
Lowe's Companies, Inc.	127,200	28,709,040
The Home Depot, Inc.	58,608	18,205,989
TJX Companies, Inc.	343,280	29,106,711
Valvoline, Inc.	148,000	5,551,480
		85,038,958
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,791,533
NIKE, Inc. Class B	80,030	8,832,911
PVH Corp.	61,700	5,242,649
Tapestry, Inc.	148,100	6,338,680
		22,205,773
TOTAL CONSUMER DISCRETIONARY		428,161,900
CONSUMER STAPLES - 4.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	5,700	1,758,108
Celsius Holdings, Inc. (b)	37,700	5,624,463
Constellation Brands, Inc. Class A (sub. vtg.)	59,300	14,595,509
Duckhorn Portfolio, Inc. (b)	83,000	1,076,510
Keurig Dr. Pepper, Inc.	182,817	5,716,688
Molson Coors Beverage Co. Class B	40,000	2,633,600
Monster Beverage Corp.	216,852	12,455,979
PepsiCo, Inc.	161,500	29,913,030
Pernod Ricard SA	18,400	4,063,803
The Coca-Cola Co.	520,900	31,368,598
The Vita Coco Co., Inc. (b)	52,800	1,418,736
		110,625,024
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	80,100	4,107,336
Costco Wholesale Corp.	56,500	30,418,470
Dollar General Corp.	18,500	3,140,930
Dollar Tree, Inc. (b)	70,100	10,059,350
U.S. Foods Holding Corp. (b)	158,100	6,956,400
Walmart, Inc.	208,300	32,740,594
		87,423,080
Food Products - 0.6%
Freshpet, Inc. (b)	68,600	4,514,566
Lamb Weston Holdings, Inc.	31,500	3,620,925
McCormick & Co., Inc. (non-vtg.)	58,400	5,094,232
Mondelez International, Inc.	222,200	16,207,268
Sovos Brands, Inc. (b)	139,600	2,730,576
The Hershey Co.	28,400	7,091,480
TreeHouse Foods, Inc. (b)	26,800	1,350,184
		40,609,231
Household Products - 0.8%
Procter & Gamble Co.	330,200	50,104,548
Personal Care Products - 0.2%
elf Beauty, Inc. (b)	10,300	1,176,569
Estee Lauder Companies, Inc. Class A	42,900	8,424,702
Kenvue, Inc.	26,200	692,204
		10,293,475
TOTAL CONSUMER STAPLES		299,055,358
ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	239,700	4,247,484
Schlumberger Ltd.	169,300	8,316,016
Weatherford International PLC (b)	99,000	6,575,580
		19,139,080
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	1,617,347	3,442,852
Athabasca Oil Corp. (b)	46,500	100,740
Canadian Natural Resources Ltd.	131,400	7,387,561
Eco Atlantic Oil & Gas Ltd. (b)	1,232,500	209,332
Exxon Mobil Corp.	741,200	79,493,700
Hess Corp.	114,300	15,539,085
Imperial Oil Ltd.	260,300	13,318,086
Kosmos Energy Ltd. (b)	655,000	3,923,450
MEG Energy Corp. (b)	636,500	10,089,828
Phillips 66 Co.	88,826	8,472,224
Valero Energy Corp.	92,500	10,850,250
		152,827,108
TOTAL ENERGY		171,966,188
FINANCIALS - 8.0%
Banks - 3.2%
AIB Group PLC	386,760	1,624,825
Bank of America Corp.	1,232,152	35,350,441
BNP Paribas SA	170,709	10,772,755
Citigroup, Inc.	235,180	10,827,687
DNB Bank ASA	168,800	3,156,680
Eurobank Ergasias Services and Holdings SA (b)	3,050,236	5,022,582
JPMorgan Chase & Co.	402,723	58,572,033
KBC Group NV	45,400	3,166,627
KeyCorp	701,900	6,485,556
M&T Bank Corp.	42,961	5,316,853
NatWest Group PLC	963,007	2,943,423
Piraeus Financial Holdings SA (b)	782,863	2,567,906
PNC Financial Services Group, Inc.	57,700	7,267,315
Standard Chartered PLC (United Kingdom)	258,600	2,243,122
Starling Bank Ltd. Series D (b)(d)(e)	756,521	2,805,482
Sumitomo Mitsui Financial Group, Inc.	94,500	4,050,218
U.S. Bancorp	109,714	3,624,951
UniCredit SpA	242,376	5,636,109
Wells Fargo & Co.	806,792	34,433,883
Zions Bancorp NA (c)	125,900	3,381,674
		209,250,122
Capital Markets - 0.8%
Bank of New York Mellon Corp.	409,753	18,242,204
BlackRock, Inc. Class A	5,252	3,629,867
Cboe Global Markets, Inc.	28,529	3,937,287
State Street Corp.	197,257	14,435,267
StepStone Group, Inc. Class A	94,046	2,333,281
UBS Group AG	349,500	7,084,365
Virtu Financial, Inc. Class A	125,325	2,141,804
		51,804,075
Consumer Finance - 0.1%
American Express Co.	9,258	1,612,744
Capital One Financial Corp.	14,775	1,615,942
OneMain Holdings, Inc.	107,748	4,707,510
Shriram Transport Finance Co. Ltd.	94,743	2,007,898
		9,944,094
Financial Services - 2.0%
Ant International Co. Ltd. Class C (b)(d)(e)	915,084	1,381,777
Apollo Global Management, Inc.	171,388	13,164,312
Berkshire Hathaway, Inc.:
Class A (b)	13	6,731,530
Class B (b)	24,351	8,303,691
Block, Inc. Class A (b)	138,000	9,186,660
Dlocal Ltd. (b)	202,200	2,467,851
Fiserv, Inc. (b)	117,440	14,815,056
FleetCor Technologies, Inc. (b)	25,800	6,477,864
Global Payments, Inc.	55,100	5,428,452
Jumo World Ltd. (b)(e)	176	168,106
One97 Communications Ltd. (b)	318,100	3,371,627
UWM Holdings Corp. Class A (c)	116,656	653,274
Visa, Inc. Class A	208,303	49,467,796
Voya Financial, Inc.	35,200	2,524,192
Worldline SA (a)(b)	99,105	3,622,803
		127,764,991
Insurance - 1.9%
Arthur J. Gallagher & Co.	30,045	6,596,981
Chubb Ltd.	142,606	27,460,211
Direct Line Insurance Group PLC	1,158,400	2,000,053
Everest Re Group Ltd.	13,000	4,444,180
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,500	4,868,756
Globe Life, Inc.	47,128	5,166,171
Hartford Financial Services Group, Inc.	154,054	11,094,969
Marsh & McLennan Companies, Inc.	63,505	11,944,020
Progressive Corp.	109,000	14,428,330
Prudential PLC	172,368	2,434,421
The Travelers Companies, Inc.	156,331	27,148,441
Unum Group	125,200	5,972,040
		123,558,573
TOTAL FINANCIALS		522,321,855
HEALTH CARE - 8.6%
Biotechnology - 1.6%
Apellis Pharmaceuticals, Inc. (b)	22,800	2,077,080
Biogen, Inc. (b)	50,803	14,471,235
Exact Sciences Corp. (b)	31,860	2,991,654
Gilead Sciences, Inc.	412,771	31,812,261
Legend Biotech Corp. ADR (b)	89,940	6,208,558
PTC Therapeutics, Inc. (b)	82,213	3,343,603
Regeneron Pharmaceuticals, Inc. (b)	5,190	3,729,223
Sarepta Therapeutics, Inc. (b)	32,300	3,698,996
Vertex Pharmaceuticals, Inc. (b)	91,363	32,151,553
		100,484,163
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	116,818	12,735,498
Boston Scientific Corp. (b)	820,235	44,366,511
Intuitive Surgical, Inc. (b)	63,700	21,781,578
Masimo Corp. (b)	52,900	8,704,695
Penumbra, Inc. (b)	27,017	9,295,469
ResMed, Inc.	15,550	3,397,675
Stryker Corp.	122,700	37,434,543
		137,715,969
Health Care Providers & Services - 2.2%
agilon health, Inc. (b)	328,344	5,693,485
AmerisourceBergen Corp.	152,689	29,381,944
Humana, Inc.	38,351	17,147,883
Surgery Partners, Inc. (b)	477,570	21,485,874
UnitedHealth Group, Inc.	150,207	72,195,492
		145,904,678
Life Sciences Tools & Services - 0.7%
Gerresheimer AG	113,062	12,719,782
IQVIA Holdings, Inc. (b)	46,600	10,474,282
Thermo Fisher Scientific, Inc.	47,560	24,814,430
		48,008,494
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	313,547	22,440,559
Eli Lilly & Co.	133,984	62,835,816
Indivior PLC (b)	207,000	4,792,485
Merck & Co., Inc.	246,242	28,413,864
Royalty Pharma PLC	340,767	10,475,178
		128,957,902
TOTAL HEALTH CARE		561,071,206
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	161,500	8,003,940
Lockheed Martin Corp.	52,770	24,294,253
Northrop Grumman Corp.	18,870	8,600,946
Raytheon Technologies Corp.	64,277	6,296,575
Space Exploration Technologies Corp. Class A (b)(d)(e)	17,000	1,377,000
The Boeing Co. (b)	111,317	23,505,698
TransDigm Group, Inc.	12,400	11,087,708
		83,166,120
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	30,523	5,471,248
Building Products - 0.4%
Trane Technologies PLC	133,194	25,474,684
Electrical Equipment - 0.6%
AMETEK, Inc.	173,753	28,127,136
Eaton Corp. PLC	53,000	10,658,300
		38,785,436
Ground Transportation - 0.7%
CSX Corp.	528,262	18,013,734
Old Dominion Freight Lines, Inc.	49,500	18,302,625
Uber Technologies, Inc. (b)	256,647	11,079,451
		47,395,810
Industrial Conglomerates - 0.6%
General Electric Co.	239,089	26,263,927
Honeywell International, Inc.	53,616	11,125,320
		37,389,247
Machinery - 1.8%
Caterpillar, Inc.	70,725	17,401,886
Deere & Co.	25,200	10,210,788
Dover Corp.	134,800	19,903,220
Fortive Corp.	359,640	26,890,283
Ingersoll Rand, Inc.	299,200	19,555,712
Parker Hannifin Corp.	69,701	27,186,178
		121,148,067
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	154,300	7,335,422
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc. (c)	229,129	2,651,023
TOTAL INDUSTRIALS		368,817,057
INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	153,200	13,014,340
IT Services - 0.8%
Accenture PLC Class A	22,500	6,943,050
Capgemini SA	31,400	5,945,356
EPAM Systems, Inc. (b)	29,400	6,607,650
MongoDB, Inc. Class A (b)	35,900	14,754,541
Shopify, Inc. Class A (b)	39,900	2,577,540
Snowflake, Inc. (b)	35,600	6,264,888
Twilio, Inc. Class A (b)	92,500	5,884,850
Wix.com Ltd. (b)	51,800	4,052,832
		53,030,707
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (b)	150,800	17,177,628
ASML Holding NV (Netherlands)	13,300	9,646,869
Lam Research Corp.	30,800	19,800,088
Marvell Technology, Inc.	188,572	11,272,834
MediaTek, Inc.	113,000	2,495,634
Micron Technology, Inc.	341,600	21,558,376
NVIDIA Corp.	315,700	133,547,414
NXP Semiconductors NV	68,212	13,961,632
Renesas Electronics Corp. (b)	554,900	10,472,247
SolarEdge Technologies, Inc. (b)	28,300	7,614,115
Taiwan Semiconductor Manufacturing Co. Ltd.	935,000	17,268,408
		264,815,245
Software - 7.7%
Adobe, Inc. (b)	85,400	41,759,746
Autodesk, Inc. (b)	64,600	13,217,806
CCC Intelligent Solutions Holdings, Inc. (b)(d)	36,613	410,432
Elastic NV (b)	63,200	4,052,384
Five9, Inc. (b)	90,600	7,469,970
HubSpot, Inc. (b)	27,200	14,472,848
Intuit, Inc.	58,400	26,758,296
Microsoft Corp.	978,100	333,082,171
Salesforce, Inc. (b)	163,300	34,498,758
Stripe, Inc. Class B (b)(d)(e)	19,953	401,654
Synopsys, Inc. (b)	28,900	12,583,349
Tenable Holdings, Inc. (b)	69,200	3,013,660
Workday, Inc. Class A (b)	47,000	10,616,830
		502,337,904
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,391,864	269,979,860
Samsung Electronics Co. Ltd.	102,060	5,620,100
		275,599,960
TOTAL INFORMATION TECHNOLOGY		1,108,798,156
MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	23,103	6,920,042
Cabot Corp.	32,000	2,140,480
Celanese Corp. Class A	40,300	4,666,740
Chemtrade Logistics Income Fund	198,900	1,229,659
Corteva, Inc.	112,500	6,446,250
DuPont de Nemours, Inc.	66,250	4,732,900
Linde PLC	71,670	27,312,004
LyondellBasell Industries NV Class A	64,700	5,941,401
Olin Corp.	39,530	2,031,447
The Chemours Co. LLC	90,100	3,323,789
Tronox Holdings PLC	155,600	1,977,676
Westlake Corp.	10,400	1,242,488
		67,964,876
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,684	3,547,626
Vulcan Materials Co.	16,520	3,724,269
		7,271,895
Containers & Packaging - 0.1%
Aptargroup, Inc.	19,500	2,259,270
Greif, Inc. Class A	31,600	2,176,924
		4,436,194
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	224,000	5,299,234
Franco-Nevada Corp.	19,500	2,779,238
Freeport-McMoRan, Inc.	212,251	8,490,040
Glencore PLC	206,800	1,172,532
Horizonte Minerals PLC (b)	312,200	570,951
Ivanhoe Mines Ltd. (b)	120,000	1,096,056
Major Drilling Group International, Inc. (b)	80,300	554,023
Reliance Steel & Aluminum Co.	11,118	3,019,538
		22,981,612
TOTAL MATERIALS		102,654,577
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	2,600	295,074
American Tower Corp.	55,900	10,841,246
Corporate Office Properties Trust (SBI)	81,500	1,935,625
Crown Castle International Corp.	36,400	4,147,416
CubeSmart	17,900	799,414
Digital Realty Trust, Inc.	61,900	7,048,553
Equinix, Inc.	16,800	13,170,192
Equity Lifestyle Properties, Inc.	92,700	6,200,703
Essex Property Trust, Inc.	28,600	6,700,980
Host Hotels & Resorts, Inc.	118,800	1,999,404
Invitation Homes, Inc.	169,500	5,830,800
Life Storage, Inc.	1,800	239,328
Mid-America Apartment Communities, Inc.	40,300	6,119,958
Prologis (REIT), Inc.	117,000	14,347,710
Simon Property Group, Inc.	15,600	1,801,488
Ventas, Inc.	132,200	6,249,094
Welltower, Inc.	94,600	7,652,194
		95,379,179
Real Estate Management & Development - 0.0%
WeWork, Inc. (b)	97,321	24,856
TOTAL REAL ESTATE		95,404,035
UTILITIES - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp.	113,878	10,425,531
Edison International	79,500	5,521,275
Exelon Corp.	156,035	6,356,866
FirstEnergy Corp.	60,200	2,340,576
NextEra Energy, Inc.	281,004	20,850,497
PG&E Corp. (b)	659,219	11,391,304
PPL Corp.	187,300	4,955,958
Southern Co.	252,700	17,752,175
		79,594,182
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	51,400	1,065,522
Multi-Utilities - 0.4%
Dominion Energy, Inc.	151,678	7,855,404
NiSource, Inc.	143,500	3,924,725
Sempra Energy	76,598	11,151,903
		22,932,032
Water Utilities - 0.1%
American Water Works Co., Inc.	35,500	5,067,625
TOTAL UTILITIES		108,659,361
TOTAL COMMON STOCKS (Cost $2,664,151,185)		4,136,056,392

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	21,701	4,900,954

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(d)(e)	36,875	886,844

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	17,763	586,179
Series B2(b)(d)(e)	8,188	260,215
		846,394
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	7,264	731,485

TOTAL INDUSTRIALS		1,577,879

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	60,816	1,333,087

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	155,858	1,477,534
GaN Systems, Inc.:
Series F1(b)(d)(e)	14,731	163,072
Series F2(b)(d)(e)	7,778	86,102
Xsight Labs Ltd. Series D (b)(d)(e)	65,770	461,048
		2,187,756
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	28,064	448,182
Bolt Technology OU Series E (b)(d)(e)	6,283	829,029
Databricks, Inc.:
Series G(b)(d)(e)	4,461	238,708
Series H(b)(d)(e)	18,642	997,533
Skyryse, Inc. Series B (b)(d)(e)	50,000	1,091,500
Stripe, Inc. Series H (b)(d)(e)	19,876	400,104
		4,005,056
TOTAL INFORMATION TECHNOLOGY		7,525,899

TOTAL CONVERTIBLE PREFERRED STOCKS		14,891,576
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (b)(d)(e)	68,071	1,637,108

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	87,327	953,611

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	59,838	681,555

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,272,274
TOTAL PREFERRED STOCKS (Cost $18,557,702)		18,163,850

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.17% to 5.29% 7/27/23 to 9/7/23 (g) (Cost $2,637,708)	2,650,000	2,638,715

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $345,272)	345,272	424,339

Fixed-Income Funds - 35.1%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,580,437,176)	24,751,349	2,288,509,731

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j)	83,977,960	83,994,755
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	8,760,774	8,761,650
TOTAL MONEY MARKET FUNDS (Cost $92,755,897)		92,756,405

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,358,884,940)	6,538,549,432
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,312,439)
NET ASSETS - 100.0%	6,528,236,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	222	Sep 2023	49,819,575	1,538,678	1,538,678

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,774,177 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,289,827 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,638,715.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967

ABL Space Systems Series B2	10/22/21	556,752

Algolia, Inc. Series D	7/23/21	820,733

Ant International Co. Ltd. Class C	5/16/18	3,487,731

Astera Labs, Inc. Series C	8/24/21	523,963

Astranis Space Technologies Corp. Series C	3/19/21	1,333,143

Beta Technologies, Inc. Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,302

ByteDance Ltd. Series E1	11/18/20	2,377,869

Cazoo Group Ltd.	3/28/21	564,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130

Circle Internet Financial Ltd. Series E	5/11/21	1,104,800

Circle Internet Financial Ltd. Series F	5/09/22	1,553,913

Databricks, Inc. Series G	2/01/21	263,746

Databricks, Inc. Series H	8/31/21	1,369,891

Epic Games, Inc.	3/29/21	1,603,620

GaN Systems, Inc. Series F1	11/30/21	124,919

GaN Systems, Inc. Series F2	11/30/21	65,957

GaN Systems, Inc. 0%	11/30/21	345,272

Gupshup, Inc.	6/08/21	1,368,208

Skyryse, Inc. Series B	10/21/21	1,233,999

Space Exploration Technologies Corp. Class A	2/16/21	713,983

Starling Bank Ltd. Series D	6/18/21	1,352,573

Stripe, Inc. Class B	5/18/21	800,682

Stripe, Inc. Series H	3/15/21 - 5/25/23	797,525

Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	68,250,848	591,232,028	575,488,121	1,463,960	-	-	83,994,755	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	2,108,836	57,292,962	50,640,148	45,610	-	-	8,761,650	0.0%
Fidelity VIP Investment Grade Central Fund	2,082,963,744	192,706,773	-	41,779,273	-	12,839,214	2,288,509,731	86.0%
Total	2,153,323,428	841,231,763	626,128,269	43,288,843	-	12,839,214	2,381,266,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	374,047,653	367,871,123	-	6,176,530
Consumer Discretionary	428,161,900	422,907,957	5,253,943	-
Consumer Staples	299,055,358	299,055,358	-	-
Energy	171,966,188	171,966,188	-	-
Financials	524,845,807	483,593,359	34,373,131	6,879,317
Health Care	561,071,206	561,071,206	-	-
Industrials	371,348,547	367,440,057	-	3,908,490
Information Technology	1,117,005,610	1,059,443,522	48,952,980	8,609,108
Materials	102,654,577	101,482,045	1,172,532	-
Real Estate	95,404,035	95,404,035	-	-
Utilities	108,659,361	108,659,361	-	-

U.S. Government and Government Agency Obligations	2,638,715	-	2,638,715	-

Preferred Securities	424,339	-	-	424,339

Fixed-Income Funds	2,288,509,731	2,288,509,731	-	-

Money Market Funds	92,756,405	92,756,405	-	-
Total Investments in Securities:	6,538,549,432	6,420,160,347	92,391,301	25,997,784
Derivative Instruments:

Assets
Futures Contracts	1,538,678	1,538,678	-	-
Total Assets	1,538,678	1,538,678	-	-
Total Derivative Instruments:	1,538,678	1,538,678	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,538,678	0
Total Equity Risk	1,538,678	0
Total Value of Derivatives	1,538,678	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,468,732) - See accompanying schedule:
Unaffiliated issuers (cost $2,685,691,867)	$4,157,283,296
Fidelity Central Funds (cost $2,673,193,073)	2,381,266,136

Total Investment in Securities (cost $5,358,884,940)		$6,538,549,432
Cash		20,390
Foreign currency held at value (cost $278,317)		278,318
Receivable for investments sold		9,635,109
Receivable for fund shares sold		1,551,707
Dividends receivable		3,216,432
Distributions receivable from Fidelity Central Funds		365,998
Receivable for daily variation margin on futures contracts		582,750
Other receivables		15,602
Total assets		6,554,215,738
Liabilities
Payable for investments purchased	$11,417,592
Payable for fund shares redeemed	2,332,789
Accrued management fee	2,006,525
Distribution and service plan fees payable	496,059
Other affiliated payables	687,173
Other payables and accrued expenses	276,957
Collateral on securities loaned	8,761,650
Total Liabilities		25,978,745
Net Assets		$6,528,236,993
Net Assets consist of:
Paid in capital		$5,269,414,862
Total accumulated earnings (loss)		1,258,822,131
Net Assets		$6,528,236,993

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($293,749,746 ÷ 13,854,568 shares)		$21.20
Service Class :
Net Asset Value , offering price and redemption price per share ($37,032,551 ÷ 1,764,223 shares)		$20.99
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($2,409,494,236 ÷ 117,755,090 shares)		$20.46
Investor Class :
Net Asset Value , offering price and redemption price per share ($3,787,960,460 ÷ 180,736,508 shares)		$20.96

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$25,763,441
Interest		53,314
Income from Fidelity Central Funds (including $45,610 from security lending)		43,288,843
Total Income		69,105,598
Expenses
Management fee	$11,591,515
Transfer agent fees	3,319,855
Distribution and service plan fees	2,830,920
Accounting fees	672,426
Custodian fees and expenses	74,639
Independent trustees' fees and expenses	20,279
Audit	50,023
Legal	23,210
Interest	7,017
Miscellaneous	17,418
Total expenses before reductions	18,607,302
Expense reductions	(139,530)
Total expenses after reductions		18,467,772
Net Investment income (loss)		50,637,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $377)	31,798,076
Foreign currency transactions	(36,516)
Futures contracts	3,254,826
Total net realized gain (loss)		35,016,386
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $139,889)	695,987,234
Fidelity Central Funds	12,839,214
Unfunded commitments	117,891
Assets and liabilities in foreign currencies	6,369
Futures contracts	2,531,197
Total change in net unrealized appreciation (depreciation)		711,481,905
Net gain (loss)		746,498,291
Net increase (decrease) in net assets resulting from operations		$797,136,117

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,637,826	$75,763,858
Net realized gain (loss)	35,016,386	230,897,367
Change in net unrealized appreciation (depreciation)	711,481,905	(1,643,117,850)
Net increase (decrease) in net assets resulting from operations	797,136,117	(1,336,456,625)
Distributions to shareholders	(247,478,506)	(460,415,308)

Share transactions - net increase (decrease)	136,139,473	225,085,361
Total increase (decrease) in net assets	685,797,084	(1,571,786,572)

Net Assets
Beginning of period	5,842,439,909	7,414,226,481
End of period	$6,528,236,993	$5,842,439,909

VIP Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.38	$25.29	$23.29	$19.55	$16.78	$18.76
Income from Investment Operations
Net investment income (loss) A,B	.18	.28	.25	.29	.33	.30
Net realized and unrealized gain (loss)	2.46	(4.62)	3.79	4.02	3.62	(1.07)
Total from investment operations	2.64	(4.34)	4.04	4.31	3.95	(.77)
Distributions from net investment income	(.07)	(.27)	(.23)	(.30)	(.32)	(.27)
Distributions from net realized gain	(.75)	(1.30)	(1.81)	(.28)	(.86)	(.94)
Total distributions	(.82)	(1.57)	(2.04)	(.57) C	(1.18)	(1.21)
Net asset value, end of period	$21.20	$19.38	$25.29	$23.29	$19.55	$16.78
Total Return D,E,F	13.85%	(17.94)%	18.26%	22.39%	24.51%	(4.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.47%	.46%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.46% I	.46%	.46%	.48%	.49%	.49%
Expenses net of all reductions	.46% I	.46%	.46%	.47%	.48%	.49%
Net investment income (loss)	1.77% I	1.32%	1.01%	1.45%	1.81%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$293,750	$266,447	$332,976	$271,384	$240,746	$206,293
Portfolio turnover rate J	28% I	37%	33%	62%	41%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.20	$25.07	$23.11	$19.40	$16.67	$18.65
Income from Investment Operations
Net investment income (loss) A,B	.17	.25	.22	.27	.31	.28
Net realized and unrealized gain (loss)	2.43	(4.57)	3.76	4.00	3.58	(1.05)
Total from investment operations	2.60	(4.32)	3.98	4.27	3.89	(.77)
Distributions from net investment income	(.06)	(.25)	(.21)	(.28)	(.30)	(.27)
Distributions from net realized gain	(.75)	(1.30)	(1.81)	(.28)	(.86)	(.94)
Total distributions	(.81)	(1.55)	(2.02)	(.56)	(1.16)	(1.21)
Net asset value, end of period	$20.99	$19.20	$25.07	$23.11	$19.40	$16.67
Total Return C,D,E	13.81%	(18.02)%	18.13%	22.32%	24.30%	(4.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.57%	.56%	.58%	.59%	.59%
Expenses net of fee waivers, if any	.56% H	.56%	.56%	.58%	.59%	.59%
Expenses net of all reductions	.56% H	.56%	.56%	.57%	.58%	.59%
Net investment income (loss)	1.67% H	1.22%	.91%	1.35%	1.71%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$37,033	$35,778	$41,039	$30,072	$19,258	$16,616
Portfolio turnover rate I	28% H	37%	33%	62%	41%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.74	$24.52	$22.64	$19.02	$16.37	$18.33
Income from Investment Operations
Net investment income (loss) A,B	.15	.22	.18	.24	.28	.25
Net realized and unrealized gain (loss)	2.38	(4.48)	3.68	3.91	3.51	(1.04)
Total from investment operations	2.53	(4.26)	3.86	4.15	3.79	(.79)
Distributions from net investment income	(.06)	(.22)	(.18)	(.25)	(.28)	(.23)
Distributions from net realized gain	(.75)	(1.30)	(1.81)	(.28)	(.86)	(.94)
Total distributions	(.81)	(1.52)	(1.98) C	(.53)	(1.14)	(1.17)
Net asset value, end of period	$20.46	$18.74	$24.52	$22.64	$19.02	$16.37
Total Return D,E,F	13.75%	(18.19)%	17.99%	22.13%	24.11%	(4.44)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.71%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.71% I	.71%	.71%	.73%	.74%	.74%
Expenses net of all reductions	.71% I	.71%	.71%	.72%	.73%	.74%
Net investment income (loss)	1.52% I	1.07%	.76%	1.20%	1.56%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,409,494	$2,104,753	$2,562,199	$1,985,175	$1,492,773	$1,045,617
Portfolio turnover rate J	28% I	37%	33%	62%	41%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.17	$25.04	$23.08	$19.37	$16.64	$18.61
Income from Investment Operations
Net investment income (loss) A,B	.17	.26	.22	.27	.31	.28
Net realized and unrealized gain (loss)	2.43	(4.58)	3.76	4.00	3.59	(1.05)
Total from investment operations	2.60	(4.32)	3.98	4.27	3.90	(.77)
Distributions from net investment income	(.06)	(.25)	(.21)	(.28)	(.31)	(.26)
Distributions from net realized gain	(.75)	(1.30)	(1.81)	(.28)	(.86)	(.94)
Total distributions	(.81)	(1.55)	(2.02)	(.56)	(1.17)	(1.20)
Net asset value, end of period	$20.96	$19.17	$25.04	$23.08	$19.37	$16.64
Total Return C,D,E	13.84%	(18.03)%	18.17%	22.35%	24.38%	(4.28)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.54% H	.54%	.54%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.54% H	.54%	.54%	.55%	.57%	.57%
Expenses net of all reductions	.54% H	.54%	.54%	.55%	.56%	.57%
Net investment income (loss)	1.70% H	1.25%	.93%	1.37%	1.73%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,787,960	$3,435,461	$4,478,013	$3,696,708	$3,152,822	$2,599,494
Portfolio turnover rate I	28% H	37%	33%	62%	41%	55%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of ADRs, futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of   Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,607,739,351
Gross unrealized depreciation	(431,591,100)
Net unrealized appreciation (depreciation)	$1,176,148,251
Tax cost	$5,363,939,859

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	862,077,561	923,982,665

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$17,640
Service Class 2	2,813,280
$2,830,920
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$ 87,971.06
Service Class	11,113.06
Service Class 2	708,947.06
Investor Class	2,511,824.14
	$3,319,855

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Balanced Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Balanced Portfolio	$ 11,634

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Balanced Portfolio	Borrower	$ 11,067,000	4.57%	$7,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	35,414,967	44,549,391	68,067

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Balanced Portfolio	16,539

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount

VIP Balanced Portfolio	$5,905

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Balanced Portfolio	$4,949	$ 5,798	$652,960
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $139,530.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$ 11,071,181	$20,604,790
Service Class	1,381,888	2,493,974
Service Class 2	90,570,783	160,737,445
Investor Class	144,454,654	276,579,099
Total	$247,478,506	$460,415,308
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Balanced Portfolio
Initial Class
Shares sold	319,322	1,835,940	$6,411,427	$39,365,194
Reinvestment of distributions	553,836	922,872	11,071,181	20,604,790
Shares redeemed	(769,023)	(2,172,887)	(15,326,163)	(45,541,686)
Net increase (decrease)	104,135	585,925	$2,156,445	$14,428,298
Service Class
Shares sold	125,410	502,131	$2,476,312	$10,709,871
Reinvestment of distributions	69,828	112,708	1,381,888	2,493,974
Shares redeemed	(294,648)	(387,864)	(5,868,002)	(8,164,125)
Net increase (decrease)	(99,410)	226,975	$(2,009,802)	$5,039,720
Service Class 2
Shares sold	5,994,418	14,124,040	$117,094,022	$289,431,617
Reinvestment of distributions	4,690,356	7,416,339	90,570,783	160,737,445
Shares redeemed	(5,223,477)	(13,745,239)	(101,338,420)	(277,401,627)
Net increase (decrease)	5,461,297	7,795,140	$106,326,385	$172,767,435
Investor Class
Shares sold	992,221	2,608,451	$19,749,276	$55,900,558
Reinvestment of distributions	7,310,458	12,498,473	144,454,654	276,579,099
Shares redeemed	(6,791,767)	(14,736,457)	(134,537,485)	(299,629,749)
Net increase (decrease)	1,510,912	370,467	$29,666,445	$32,849,908
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	60%	1	19%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Balanced Portfolio
Initial Class	.46%
Actual		$ 1,000	$ 1,138.50	$ 2.44
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.31
Service Class	.56%
Actual		$ 1,000	$ 1,138.10	$ 2.97
Hypothetical- B		$ 1,000	$ 1,022.02	$ 2.81
Service Class 2	.71%
Actual		$ 1,000	$ 1,137.50	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Investor Class	.54%
Actual		$ 1,000	$ 1,138.40	$ 2.86
Hypothetical- B		$ 1,000	$ 1,022.12	$ 2.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Balanced Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705697.125
VIPBAL-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023